UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2009

Date of reporting period: November 30, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—88.93%

AEROSPACE & DEFENSE—0.59%
Northrop Grumman Corp.
7.13%, 02/15/11	$3,960,000	$4,084,623

		4,084,623
AUTO MANUFACTURERS—1.31%
Daimler Finance North America LLC
5.88%, 03/15/11	10,800,000	9,018,000

		9,018,000
BANKS—21.89%
Asia Development Bank
4.38%, 09/17/10	7,200,000	7,478,064
Bank of America Corp.
4.50%, 08/01/10	15,120,000	14,894,957
5.38%, 08/15/11	3,600,000	3,554,538
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10	9,000,000	9,197,217
Bank One Corp.
7.88%, 08/01/10	7,200,000	7,388,166
Citigroup Inc.
5.10%, 09/29/11	2,520,000	2,360,098
Deutsche Bank AG London
5.00%, 10/12/10	6,120,000	6,125,882
KfW
3.25%, 02/15/11	19,800,000	20,187,882
KfW Series G
5.00%, 06/01/10	21,960,000	22,822,591
Landwirtschaftliche Rentenbank
5.25%, 07/15/11	6,480,000	6,967,102
Royal Bank of Canada
4.13%, 01/26/10	7,200,000	7,075,377
State Street Capital Trust III
8.25%, 03/15/11	1,800,000	1,350,000
UBS Preferred Funding Trust I
8.62%, 10/01/10	3,600,000	2,556,000
US Bank N.A.
6.38%, 08/01/11	7,200,000	7,308,564
USB Capital IX
6.19%, 04/15/11	1,800,000	900,000
Wachovia Bank N.A.
7.80%, 08/18/10	5,040,000	5,128,237
Wachovia Capital Trust III
5.80%, 03/15/11	3,960,000	1,762,200
Wachovia Corp.
5.30%, 10/15/11	2,520,000	2,417,415
Wells Fargo & Co.
4.20%, 01/15/10	13,680,000	13,606,641
Wells Fargo Bank N.A.
6.45%, 02/01/11	7,560,000	7,645,251

		150,726,182

BEVERAGES—0.57%
Diageo Capital PLC
4.38%, 05/03/10	3,960,000	3,929,389

		3,929,389
CHEMICALS—0.57%
Dow Chemical Co. (The)
6.13%, 02/01/11	3,960,000	3,939,213

		3,939,213
COMMERCIAL SERVICES—0.33%
R.R. Donnelley & Sons Co.
4.95%, 05/15/10	2,520,000	2,242,800

		2,242,800
DIVERSIFIED FINANCIAL SERVICES—21.36%
American Express Credit Corp.
5.00%, 12/02/10	5,400,000	5,063,969
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	6,840,000	6,664,175
Boeing Capital Corp.
7.38%, 09/27/10	5,400,000	5,587,640
Capital One Bank
5.75%, 09/15/10	1,800,000	1,685,675
Caterpillar Financial Services Corp.
4.30%, 06/01/10	5,040,000	4,958,161
CIT Group Inc.
5.60%, 04/27/11(a)	6,840,000	4,582,800
Citigroup Inc.
4.63%, 08/03/10	3,600,000	3,483,791
6.50%, 01/18/11	11,520,000	11,157,266
Countrywide Home Loans Inc.
4.00%, 03/22/11	2,880,000	2,678,400
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	9,360,000	9,125,764
General Electric Capital Corp.
4.88%, 10/21/10	15,120,000	15,001,904
Goldman Sachs Group Inc. (The)
6.60%, 01/15/12	7,560,000	7,000,725
HSBC Finance Corp.
5.25%, 01/14/11	12,240,000	11,286,418
International Lease Finance Corp.
5.45%, 03/24/11	13,680,000	10,396,800
JPMorgan Chase & Co.
6.75%, 02/01/11	6,480,000	6,462,115
Merrill Lynch & Co. Inc.
5.77%, 07/25/11	5,400,000	5,193,203
Morgan Stanley
4.00%, 01/15/10	5,760,000	5,414,400
5.05%, 01/21/11	2,520,000	2,268,000
6.75%, 04/15/11	6,120,000	5,691,600
SLM Corp.
5.45%, 04/25/11(a)	3,240,000	2,689,200
Svensk Exportkredit AB
4.50%, 09/27/10	15,840,000	16,284,470
Toyota Motor Credit Corp.
4.25%, 03/15/10	4,320,000	4,396,076

		147,072,552
ELECTRIC—2.96%
DTE Energy Co.
7.05%, 06/01/11	1,800,000	1,796,638

Exelon Generation Co. LLC
6.95%, 06/15/11	3,960,000	3,573,861
FPL Group Capital Inc.
5.63%, 09/01/11	4,320,000	4,318,722
Pacific Gas and Electric Co.
4.20%, 03/01/11	4,320,000	4,168,528
PSEG Power LLC
7.75%, 04/15/11	3,960,000	3,960,892
Wisconsin Energy Corp.
6.50%, 04/01/11	2,520,000	2,542,276

		20,360,917
FOOD—1.95%
ConAgra Foods Inc.
6.75%, 09/15/11	2,520,000	2,480,079
Safeway Inc.
6.50%, 03/01/11	2,160,000	2,125,167
Sara Lee Corp.
6.25%, 09/15/11	3,600,000	3,446,202
Unilever Capital Corp.
7.13%, 11/01/10	5,040,000	5,357,125

		13,408,573
GAS—0.95%
KeySpan Corp.
7.63%, 11/15/10	3,600,000	3,611,588
Sempra Energy
7.95%, 03/01/10	2,880,000	2,920,574

		6,532,162
HAND & MACHINE TOOLS—0.10%
Stanley Works Capital Trust I (The)
5.90%, 12/01/10	1,440,000	720,000

		720,000
HEALTH CARE - SERVICES—0.49%
WellPoint Inc.
5.00%, 01/15/11	3,600,000	3,367,309

		3,367,309
INSURANCE—2.34%
Allstate Corp. (The)
7.20%, 12/01/09	3,600,000	3,550,936
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	10,800,000	10,832,872
ING Capital Funding Trust III
8.44%, 12/31/10	2,520,000	1,713,600

		16,097,408
MANUFACTURING—0.44%
Honeywell International Inc.
7.50%, 03/01/10	2,880,000	3,003,535

		3,003,535
MEDIA—3.57%
Comcast Cable Communications Inc.
6.75%, 01/30/11	6,120,000	6,043,002
Cox Communications Inc.
4.63%, 01/15/10	5,400,000	5,155,727
Time Warner Inc.
6.75%, 04/15/11	2,160,000	2,026,058
Viacom Inc.
5.75%, 04/30/11	5,760,000	5,024,470

7.70%, 07/30/10	3,600,000	3,348,000
Walt Disney Co.
5.70%, 07/15/11	2,880,000	2,965,649

		24,562,906
MINING—0.24%
Alcoa Inc.
6.50%, 06/01/11	1,800,000	1,679,179

		1,679,179
MULTI-NATIONAL—8.69%
European Investment Bank
2.63%, 05/16/11	19,800,000	19,938,204
3.25%, 10/14/11	5,400,000	5,529,168
4.00%, 03/03/10	24,120,000	24,618,563
4.63%, 09/15/10	2,160,000	2,247,545
Nordic Investment Bank
4.50%, 09/13/10	7,200,000	7,491,960

		59,825,440
OFFICE & BUSINESS EQUIPMENT—0.45%
Xerox Corp.
6.88%, 08/15/11	3,600,000	3,069,996

		3,069,996
OIL & GAS—4.59%
Anadarko Finance Co.
6.75%, 05/01/11	3,600,000	3,569,597
BP Capital Markets PLC
4.88%, 03/15/10(a)	3,600,000	3,664,316
Conoco Funding Co.
6.35%, 10/15/11	3,600,000	3,705,689
ConocoPhillips
8.75%, 05/25/10	7,200,000	7,587,430
Devon Financing Corp. ULC
6.88%, 09/30/11	3,240,000	3,222,562
Hess Corp.
6.65%, 08/15/11	4,320,000	4,232,689
Shell International Finance BV
5.63%, 06/27/11	5,400,000	5,641,471

		31,623,754
OIL & GAS SERVICES—0.69%
Halliburton Co.
5.50%, 10/15/10	4,680,000	4,742,560

		4,742,560
PHARMACEUTICALS—0.92%
Abbott Laboratories
5.60%, 05/15/11	3,240,000	3,376,759
Wyeth
6.95%, 03/15/11	2,880,000	2,975,662

		6,352,421
PIPELINES—0.67%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	2,520,000	2,502,890
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	2,160,000	2,120,301

		4,623,191

REAL ESTATE INVESTMENT TRUSTS—0.71%
ProLogis
5.25%, 11/15/10	3,600,000	2,016,000
Simon Property Group LP
5.38%, 06/01/11	3,600,000	2,884,937

		4,900,937
RETAIL—1.85%
CVS Caremark Corp.
5.75%, 08/15/11	3,600,000	3,522,040
Home Depot Inc.
5.20%, 03/01/11	2,880,000	2,681,276
Target Corp.
6.35%, 01/15/11	3,600,000	3,647,088
Tricon Global Restaurants Inc.
8.88%, 04/15/11	2,880,000	2,878,998

		12,729,402
SOFTWARE—0.68%
Oracle Corp.
5.00%, 01/15/11	4,680,000	4,690,662

		4,690,662
TELECOMMUNICATIONS—9.76%
AT&T Wireless Services Inc.
7.88%, 03/01/11	12,960,000	13,114,367
Cisco Systems Inc.
5.25%, 02/22/11	5,040,000	5,104,669
Deutsche Telekom International Finance AG
8.50%, 06/15/10	8,280,000	8,286,278
France Telecom SA
7.75%, 03/01/11	5,400,000	5,495,198
Qwest Corp.
7.88%, 09/01/11	2,160,000	1,857,600
Rogers Wireless Inc.
9.63%, 05/01/11	1,800,000	1,800,000
Telecom Italia Capital SA
6.20%, 07/18/11	5,400,000	4,536,000
Telefonica Emisones SAU
5.98%, 06/20/11	5,400,000	5,166,718
Telefonos de Mexico SAB de CV
4.75%, 01/27/10	3,600,000	3,537,000
TELUS Corp.
8.00%, 06/01/11	3,600,000	3,530,121
Verizon Global Funding Corp.
7.25%, 12/01/10	5,760,000	5,846,047
Verizon New England Inc.
6.50%, 09/15/11(a)	1,800,000	1,727,673
Vodafone Group PLC
7.75%, 02/15/10	7,200,000	7,162,808

		67,164,479
TRANSPORTATION—0.26%
Union Pacific Corp.
6.65%, 01/15/11	1,800,000	1,791,665

		1,791,665

TOTAL CORPORATE BONDS & NOTES
(Cost: $635,813,530)		612,259,255

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—6.72%
Brazil (Federative Republic of)
9.25%, 10/22/10	8,970,000	9,597,900
Hydro-Quebec
6.30%, 05/11/11	5,400,000	5,701,443
Italian (Republic of)
3.50%, 07/15/11	6,120,000	6,269,144
Ontario (Province of)
2.75%, 02/22/11	9,720,000	9,692,120
Quebec (Province of)
6.13%, 01/22/11	4,680,000	4,957,673
United Mexican States
8.38%, 01/14/11	9,360,000	10,038,600

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $46,486,530)		46,256,880

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.00%

MONEY MARKET FUNDS—3.00%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	7,972,666	7,972,666
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	12,649,930	12,649,930

		20,622,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,622,596)		20,622,596

TOTAL INVESTMENTS IN SECURITIES—98.65%
(Cost: $702,922,656)		679,138,731
Other Assets, Less Liabilities—1.35%		9,303,257

NET ASSETS—100.00%		$688,441,988

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.80%
U.S. Treasury Notes
1.75%, 03/31/10(a)	$15,674,000	$15,901,116
1.75%, 11/15/11	260,004,000	263,446,445
2.00%, 02/28/10	342,062,000	347,699,165
2.00%, 09/30/10(a)	46,100,000	47,046,433
2.13%, 01/31/10(a)	198,230,000	201,399,696
2.13%, 04/30/10(a)	235,110,000	240,061,424
2.63%, 05/31/10	92,200,000	94,695,855
2.88%, 06/30/10(a)	138,300,000	142,702,088
3.13%, 11/30/09(a)	75,604,000	77,287,699
3.25%, 12/31/09(a)	189,010,000	194,050,897
3.50%, 12/15/09(a)	92,200,000	94,817,548
3.50%, 02/15/10(a)	278,444,000	288,025,264
3.63%, 01/15/10(a)	170,570,000	176,239,741
3.88%, 05/15/10(a)	187,166,000	195,706,377
3.88%, 07/15/10(a)	356,814,000	374,793,861
3.88%, 09/15/10	86,668,000	91,493,675
4.00%, 03/15/10(a)	165,960,000	173,021,593
4.00%, 04/15/10(a)	148,442,000	155,164,937
4.13%, 08/15/10(a)	86,668,000	91,543,075
4.25%, 10/15/10(a)	110,640,000	117,808,370
4.25%, 01/15/11(a)	184,400,000	197,647,277
4.38%, 12/15/10(a)	184,400,000	197,368,861
4.50%, 05/15/10(a)	496,958,000	523,555,177
4.50%, 11/15/10(a)	147,520,000	158,231,430
4.50%, 02/28/11(a)	127,236,000	137,259,641
4.50%, 09/30/11(a)	292,274,000	319,303,526
4.50%, 11/30/11	138,300,000	151,319,563
4.63%, 11/15/09(a)	177,024,000	183,212,763
4.63%, 08/31/11(a)	186,244,000	203,989,343
4.63%, 10/31/11(a)	202,840,000	223,075,298
4.75%, 02/15/10(a)	368,800,000	386,723,654
4.75%, 03/31/11(a)	130,924,000	142,286,885
4.88%, 04/30/11(a)	276,600,000	301,471,842
4.88%, 05/31/11	128,158,000	140,286,879
4.88%, 07/31/11(a)	69,150,000	75,973,033
5.00%, 02/15/11(a)	202,840,000	221,245,695
5.00%, 08/15/11(a)	237,876,000	264,063,776
5.13%, 06/30/11	192,698,000	212,480,359
5.75%, 08/15/10	87,590,000	94,997,494
6.50%, 02/15/10	183,478,000	195,967,333

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,490,454,450)		7,713,365,088

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.24%

MONEY MARKET FUNDS—45.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
0.33%(b)(c)(d)	3,470,716,405	3,470,716,405
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	61,387,030	61,387,030

		3,532,103,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,532,103,435)		3,532,103,435

TOTAL INVESTMENTS IN SECURITIES—144.04%
(Cost: $11,022,557,885)		11,245,468,523
Other Assets, Less Liabilities—(44.04)%		(3,438,462,584)

NET ASSETS—100.00%		$7,807,005,939

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.75%
U.S. Treasury Notes
4.00%, 02/15/15(a)	$131,047,000	$145,088,681
4.25%, 09/30/12(a)	134,733,000	149,968,606
4.25%, 08/15/13(a)	53,350,000	59,445,776
4.25%, 08/15/14(a)	121,541,000	136,501,489
4.25%, 11/15/14(a)	52,671,000	59,511,905
4.25%, 08/15/15(a)	50,828,000	56,994,963
4.50%, 11/15/15	25,608,000	29,270,970
4.63%, 07/31/12(a)	122,802,000	137,431,405
4.75%, 05/15/14(a)	62,662,000	71,892,115
4.88%, 02/15/12(a)	221,257,000	247,035,653

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,041,271,243)		1,093,141,563

Security	Shares	Value

SHORT-TERM INVESTMENTS—42.94%

MONEY MARKET FUNDS—42.94%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	5,929,074	5,929,074
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	469,457,837	469,457,837

		475,386,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $475,386,911)		475,386,911

TOTAL INVESTMENTS IN SECURITIES—141.69%
(Cost: $1,516,658,154)		1,568,528,474
Other Assets, Less Liabilities—(41.69)%		(461,482,087)

NET ASSETS—100.00%		$1,107,046,387

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.93%
U.S. Treasury Bonds
7.25%, 05/15/16(a)	$82,745,000	$105,972,349
7.50%, 11/15/16(a)	75,040,000	97,786,122
9.25%, 02/15/16(a)	87,770,000	123,084,260
U.S. Treasury Notes
3.50%, 02/15/18(a)	129,980,000	135,996,761
3.75%, 11/15/18	216,745,000	231,477,134
3.88%, 05/15/18(a)	161,135,000	173,980,682
4.00%, 08/15/18(a)	210,045,000	229,035,169
4.25%, 11/15/17(a)	124,285,000	137,400,797
4.50%, 02/15/16(a)	137,350,000	156,271,337
4.50%, 05/15/17(a)	295,135,000	330,970,309
4.63%, 11/15/16(a)	218,420,000	247,161,897
4.63%, 02/15/17(a)	273,695,000	309,606,507
4.75%, 08/15/17(a)	302,505,000	344,401,936
4.88%, 08/15/16(a)	285,755,000	328,423,934
5.13%, 05/15/16(a)	146,730,000	171,445,204

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,901,295,865)		3,123,014,398

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.53%

MONEY MARKET FUNDS—46.53%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	31,242,006	31,242,006
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	1,437,648,451	1,437,648,451

		1,468,890,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,468,890,457)		1,468,890,457

TOTAL INVESTMENTS IN SECURITIES—145.46%
(Cost: $4,370,186,322)		4,591,904,855
Other Assets, Less Liabilities—(45.46)%		(1,435,185,564)

NET ASSETS—100.00%		$3,156,719,291

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.57%
U.S. Treasury Bonds
5.25%, 11/15/28	$3,990,000	$4,815,491
5.50%, 08/15/28	12,180,000	15,102,103
6.13%, 11/15/27(a)	7,630,000	10,068,777
6.25%, 08/15/23(a)	9,590,000	12,237,799
6.50%, 11/15/26(a)	12,376,000	16,862,919
7.50%, 11/15/24(a)	7,000,000	10,382,610
7.63%, 02/15/25(a)	8,918,000	13,398,404
7.88%, 02/15/21	20,020,000	28,004,176
8.00%, 11/15/21(a)	11,970,000	17,104,651
8.88%, 02/15/19(a)	19,488,000	28,463,589

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $147,995,952)		156,440,519

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.33%

MONEY MARKET FUNDS—46.33%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	1,462,295	1,462,295
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	72,067,886	72,067,886

		73,530,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,530,181)		73,530,181

TOTAL INVESTMENTS IN SECURITIES—144.90%
(Cost: $221,526,133)		229,970,700
Other Assets, Less Liabilities—(44.90)%		(71,261,743)

NET ASSETS—100.00%		$158,708,957

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.95%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	$157,680,000	$182,506,732
4.50%, 02/15/36(a)	266,251,000	308,339,955
4.50%, 05/15/38(a)	210,125,000	248,964,493
4.75%, 02/15/37(a)	192,584,000	233,694,907
5.00%, 05/15/37(a)	170,321,000	214,630,006
5.25%, 02/15/29(a)	91,567,000	110,663,294
5.38%, 02/15/31(a)	174,484,000	216,764,980
6.13%, 08/15/29(a)	106,247,000	142,115,982
6.25%, 05/15/30(a)	171,226,000	233,803,961

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,742,963,769)		1,891,484,310

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.65%

MONEY MARKET FUNDS—41.65%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	15,767,207	15,767,207
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	780,481,427	780,481,427

		796,248,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $796,248,634)		796,248,634

TOTAL INVESTMENTS IN SECURITIES—140.60%
(Cost: $2,539,212,403)		2,687,732,944
Other Assets, Less Liabilities—(40.60)%		(776,110,709)

NET ASSETS—100.00%		$1,911,622,235

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—98.38%
Federal Home Loan Bank
3.63%, 10/18/13	$1,400,000	$1,429,899
4.00%, 09/06/13	1,200,000	1,243,425
4.75%, 12/16/16	400,000	414,437
5.00%, 11/17/17	800,000	843,954
5.38%, 08/19/11	1,600,000	1,705,403
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15	800,000	831,713
4.50%, 07/15/13	1,400,000	1,491,742
4.88%, 06/13/18	600,000	639,575
5.25%, 07/18/11	2,000,000	2,124,382
6.25%, 07/15/32	132,000	163,189
7.00%, 03/15/10	1,800,000	1,903,577
Federal National Mortgage Association
2.88%, 10/12/10	2,000,000	2,016,218
3.63%, 08/15/11	300,000	307,070
4.75%, 12/15/10	2,000,000	2,085,265
5.00%, 02/13/17	400,000	424,044
5.38%, 07/15/16	380,000	411,887
6.63%, 11/15/30	300,000	381,568
7.13%, 06/15/10	2,000,000	2,136,961

		20,554,309

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $20,127,398)		20,554,309

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(a)(b)	89,730	89,730

		89,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,730)		89,730

TOTAL INVESTMENTS IN SECURITIES—98.81%
(Cost: $20,217,128)		20,644,039
Other Assets, Less Liabilities—1.19%		248,807

NET ASSETS—100.00%		$20,892,846

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—21.37%

AEROSPACE & DEFENSE—0.25%
United Technologies Corp.
4.38%, 05/01/10	$23,400,000	$23,505,551

		23,505,551
AGRICULTURE—0.08%
Reynolds American Inc.
6.75%, 06/15/17	9,360,000	7,032,601

		7,032,601
AUTO MANUFACTURERS—0.21%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,400,000	19,071,000

		19,071,000
BANKS—4.28%
Bank of America Corp.
4.50%, 08/01/10	46,800,000	46,103,438
4.88%, 01/15/13	23,400,000	22,040,064
6.00%, 09/01/17	18,720,000	17,433,000
Capital One Financial Corp.
6.15%, 09/01/16	23,400,000	14,545,583
Deutsche Bank AG London
6.00%, 09/01/17	14,040,000	13,168,741
HSBC Holdings PLC
6.50%, 09/15/37	9,360,000	7,602,374
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	23,400,000	22,113,000
KfW
3.25%, 10/14/11	56,160,000	57,424,718
4.25%, 06/15/10	46,800,000	48,085,597
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	18,720,000	20,784,254
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	23,400,000	18,983,837
US Bank N.A.
4.95%, 10/30/14	23,400,000	22,238,900
Wachovia Corp.
5.25%, 08/01/14	46,800,000	40,072,500
Wells Fargo & Co.
4.88%, 01/12/11	23,400,000	23,049,782
5.00%, 11/15/14	23,400,000	21,878,439

		395,524,227
BEVERAGES—0.32%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	9,360,000	10,125,868
Diageo Finance BV
5.30%, 10/28/15	14,040,000	12,744,292
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,552,000	6,544,874

		29,415,034

BUILDING MATERIALS—0.07%
CRH America Inc.
6.00%, 09/30/16	9,360,000	6,271,200

		6,271,200
CHEMICALS—0.09%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,360,000	8,659,956

		8,659,956
COMPUTERS—0.19%
International Business Machines Corp.
5.70%, 09/14/17	18,720,000	17,899,964

		17,899,964
COSMETICS & PERSONAL CARE—0.10%
Procter & Gamble Co. (The)
5.55%, 03/05/37	9,360,000	9,024,816

		9,024,816
DIVERSIFIED FINANCIAL SERVICES—5.92%
American Express Co.
4.88%, 07/15/13	23,400,000	19,825,814
6.80%, 09/01/16	10,296,000	5,662,800
American General Finance Corp.
5.38%, 10/01/12	14,475,000	6,658,500
Ameriprise Financial Inc.
5.35%, 11/15/10	23,400,000	19,890,000
Bear Stearns Companies Inc. (The)
6.95%, 08/10/12	8,424,000	8,476,317
7.25%, 02/01/18	7,488,000	7,633,978
Boeing Capital Corp.
5.80%, 01/15/13	23,400,000	23,455,169
Caterpillar Financial Services Corp.
4.30%, 06/01/10	4,680,000	4,604,007
CIT Group Funding Co. of Canada
4.65%, 07/01/10	14,040,000	10,389,600
Citigroup Capital XXI
8.30%, 12/21/37	4,680,000	2,854,800
Citigroup Inc.
6.00%, 02/21/12	79,560,000	75,357,995
Countrywide Home Loans Inc.
4.00%, 03/22/11	14,040,000	13,057,200
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	23,400,000	20,399,145
General Electric Capital Corp.
5.88%, 02/15/12	23,400,000	23,144,146
6.75%, 03/15/32	23,400,000	21,219,410
7.38%, 01/19/10	23,400,000	23,888,442
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	46,800,000	38,989,389
6.75%, 10/01/37	9,360,000	6,189,300
Household Finance Corp.
6.38%, 11/27/12	46,800,000	42,203,483
HSBC Finance Corp.
5.50%, 01/19/16	23,400,000	20,464,085
International Lease Finance Corp.
5.75%, 06/15/11	23,400,000	17,784,000
John Deere Capital Corp.
7.00%, 03/15/12	23,400,000	23,993,118
JPMorgan Chase & Co.
5.75%, 01/02/13	23,400,000	22,669,458

Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,272,000	21,980,513
6.88%, 04/25/18	9,360,000	8,821,800
Morgan Stanley
5.05%, 01/21/11	9,390,000	8,451,000
5.30%, 03/01/13	32,790,000	27,871,500
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	14,040,000	13,944,859
SLM Corp.
5.38%, 05/15/14	10,296,000	6,898,320

		546,778,148
ELECTRIC—1.38%
Constellation Energy Group Inc.
4.55%, 06/15/15	14,040,000	11,026,816
Dominion Resources Inc.
5.15%, 07/15/15	23,400,000	20,067,066
Duke Capital LLC
6.25%, 02/15/13	23,400,000	22,251,032
Exelon Generation Co. LLC
5.35%, 01/15/14	9,360,000	7,526,415
FirstEnergy Corp.
7.38%, 11/15/31	9,360,000	7,886,503
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	14,040,000	11,121,859
Pacific Gas and Electric Co.
6.05%, 03/01/34	18,720,000	16,115,307
Progress Energy Inc.
7.10%, 03/01/11	23,400,000	23,380,625
TXU Electric Delivery Co.
7.00%, 09/01/22	9,360,000	8,057,052

		127,432,675
FOOD—0.53%
Kraft Foods Inc.
6.50%, 08/11/17	30,888,000	28,830,603
Kroger Co. (The)
5.50%, 02/01/13	9,360,000	8,832,405
Unilever Capital Corp.
5.90%, 11/15/32	12,168,000	10,936,049

		48,599,057
FOREST PRODUCTS & PAPER—0.11%
Weyerhaeuser Co.
7.38%, 03/15/32	14,040,000	9,784,368

		9,784,368
HEALTH CARE - SERVICES—0.21%
UnitedHealth Group Inc.
4.88%, 03/15/15(a)	14,040,000	11,534,066
WellPoint Inc.
5.25%, 01/15/16	9,360,000	7,933,538

		19,467,604
HOLDING COMPANIES - DIVERSIFIED—0.01%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	4,680,000	1,240,200

		1,240,200
INSURANCE—0.77%
Allstate Corp. (The)
5.55%, 05/09/35	9,360,000	6,689,200

American International Group Inc.
6.25%, 03/15/37	9,360,000	2,620,800
Genworth Financial Inc.
5.75%, 06/15/14	23,400,000	7,254,000
Lincoln National Corp.
7.00%, 05/17/16	14,040,000	7,020,000
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,400,000	20,730,060
MetLife Inc.
5.00%, 06/15/15	23,400,000	20,009,825
Prudential Financial Inc.
5.10%, 09/20/14(a)	4,680,000	3,249,716
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,552,000	3,603,600

		71,177,201
MANUFACTURING—0.46%
General Electric Co.
5.25%, 12/06/17	46,800,000	42,538,119

		42,538,119
MEDIA—0.83%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	23,400,000	23,305,839
Comcast Corp.
6.45%, 03/15/37	9,360,000	7,267,718
News America Inc.
6.20%, 12/15/34	14,040,000	10,434,232
Time Warner Cable Inc.
6.55%, 05/01/37	9,360,000	7,205,296
Time Warner Inc.
7.70%, 05/01/32	14,040,000	12,076,802
Viacom Inc.
6.25%, 04/30/16	12,168,000	9,979,443
7.88%, 07/30/30	9,360,000	6,264,694

		76,534,024
MINING—0.31%
Alcoa Inc.
6.00%, 01/15/12	14,040,000	12,673,008
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,360,000	8,650,448
Vale Overseas Ltd.
6.88%, 11/21/36	9,360,000	7,581,600

		28,905,056
MULTI-NATIONAL—0.64%
European Investment Bank
4.63%, 05/15/14(a)	46,800,000	49,828,428
Inter-American Development Bank
4.38%, 09/20/12	9,360,000	9,823,882

		59,652,310
OIL & GAS—0.97%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,400,000	20,462,280
Apache Corp.
5.25%, 04/15/13	6,552,000	6,455,514
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,360,000	8,129,368
ConocoPhillips
5.90%, 10/15/32	23,400,000	19,932,874

Enterprise Products Operating LP
5.60%, 10/15/14	14,040,000	11,921,994
Hess Corp.
6.65%, 08/15/11(a)	23,400,000	22,927,065

		89,829,095
PHARMACEUTICALS—0.61%
Abbott Laboratories
5.88%, 05/15/16	9,360,000	9,539,520
AmerisourceBergen Corp.
5.88%, 09/15/15	14,040,000	11,745,885
AstraZeneca PLC
6.45%, 09/15/37	9,360,000	8,994,309
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,360,000	8,380,291
Eli Lilly and Co.
5.55%, 03/15/37	9,360,000	8,260,136
Wyeth
5.50%, 02/01/14	9,360,000	9,050,487

		55,970,628
PIPELINES—0.17%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,360,000	9,187,972
6.95%, 01/15/38	9,360,000	7,008,261

		16,196,233
REAL ESTATE INVESTMENT TRUSTS—0.27%
Boston Properties LP
6.25%, 01/15/13	23,400,000	18,542,690
Simon Property Group LP
5.10%, 06/15/15	9,360,000	6,103,651

		24,646,341
RETAIL—0.85%
CVS Caremark Corp.
6.30%, 06/01/12	9,360,000	5,148,000
Federated Department Stores Inc.
6.63%, 04/01/11	9,360,000	7,215,634
Home Depot Inc.
5.40%, 03/01/16	23,400,000	18,082,722
Target Corp.
7.00%, 01/15/38	18,720,000	14,707,307
Wal-Mart Stores Inc.
4.55%, 05/01/13	23,400,000	23,931,899
6.50%, 08/15/37	9,360,000	9,111,376

		78,196,938
SOFTWARE—0.14%
Oracle Corp.
5.25%, 01/15/16	14,040,000	12,970,457

		12,970,457
TELECOMMUNICATIONS—1.45%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,232,000	11,365,784
BellSouth Corp.
6.00%, 11/15/34(a)	23,400,000	17,782,336
Cisco Systems Inc.
5.25%, 02/22/11	9,360,000	9,480,100
Deutsche Telekom International Finance AG
8.75%, 06/15/30	9,360,000	8,835,412

Embarq Corp.
7.08%, 06/01/16	14,040,000	10,249,200
Qwest Corp.
8.88%, 03/15/12	9,360,000	7,722,000
SBC Communications Inc.
5.88%, 02/01/12	23,400,000	22,898,371
Telecom Italia Capital SA
4.00%, 01/15/10	14,040,000	12,355,200
Verizon Global Funding Corp.
7.75%, 12/01/30	23,400,000	21,431,272
Vodafone Group PLC
5.63%, 02/27/17	14,040,000	11,823,455

		133,943,130
TRANSPORTATION—0.15%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,680,000	3,820,813
CSX Corp.
6.00%, 10/01/36	14,040,000	10,078,212

		13,899,025

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,265,710,883)		1,974,164,958

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—1.66%
Brazil (Federative Republic of)
7.13%, 01/20/37	14,040,000	13,232,700
8.00%, 01/15/18	14,040,000	14,355,900
Italy (Republic of)
5.25%, 09/20/16	23,400,000	25,504,125
6.00%, 02/22/11	23,400,000	25,085,739
Quebec (Province of)
7.50%, 09/15/29	23,400,000	31,806,390
United Mexican States
5.63%, 01/15/17(a)	23,400,000	20,826,000
6.38%, 01/16/13	14,040,000	14,040,000
6.75%, 09/27/34	9,360,000	8,143,200

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $157,369,535)		152,994,054

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.22%

ILLINOIS—0.22%
Illinois State
5.10%, 06/01/33	23,375,000	20,378,559

		20,378,559

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,285,673)		20,378,559

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—74.62%

MORTGAGE-BACKED SECURITIES—38.11%
Federal Home Loan Mortgage Corp.
4.50%, 12/01/23(c)	160,890,000	160,311,802
5.00%, 12/01/23(c)	142,290,000	143,557,270
5.00%, 12/01/38(c)	526,380,000	529,094,147
5.50%, 12/01/23(c)	186,000,000	188,644,687
5.50%, 12/01/38(c)	354,330,000	359,478,858
6.00%, 12/01/38(c)	244,590,000	249,825,755
Federal National Mortgage Association
4.50%, 12/01/23(c)	149,730,000	149,683,209
5.00%, 12/01/23(c)	176,700,000	178,687,875
5.50%, 12/01/23(c)	98,580,000	100,258,941
5.50%, 12/01/38(c)	498,480,000	506,658,187
5.53%, 02/01/36	29,088,646	29,485,065
6.00%, 12/01/38(c)	260,400,000	266,177,625
6.50%, 12/01/38(c)	316,200,000	324,944,906
Government National Mortgage Association
5.00%, 12/01/38(c)	134,850,000	135,798,164
5.50%, 12/01/38(c)	121,830,000	123,942,989
6.00%, 12/01/38(c)	72,540,000	74,070,141

		3,520,619,621
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.94%
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11(a)	162,750,000	164,665,112
4.13%, 10/18/10(a)	167,400,000	172,223,598
4.50%, 01/15/13(a)	190,650,000	201,596,742
4.88%, 11/18/11(a)	79,050,000	83,557,273
6.25%, 07/15/32(a)	32,550,000	40,240,927
Federal National Mortgage Association
5.00%, 04/15/15(a)	60,450,000	65,070,967
5.00%, 05/11/17(a)	87,420,000	92,737,732
7.25%, 01/15/10(a)	266,910,000	282,254,816

		1,102,347,167
U.S. GOVERNMENT OBLIGATIONS—24.57%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	33,480,000	38,751,429
4.50%, 05/15/38	13,950,000	16,528,517
5.00%, 05/15/37(a)	26,040,000	32,814,306
6.25%, 05/15/30(a)	53,010,000	72,383,563
7.50%, 11/15/16(a)	100,440,000	130,885,369
7.63%, 02/15/25(a)	127,410,000	191,420,790
8.13%, 08/15/19(a)	148,800,000	208,508,975
U.S. Treasury Notes
1.75%, 11/15/11	116,250,000	117,789,146
2.00%, 09/30/10(a)	158,100,000	161,345,795
2.75%, 07/30/10(a)	172,050,000	177,655,394
3.38%, 07/31/13(a)	186,000,000	199,579,851
3.50%, 02/15/10(a)	289,230,000	299,182,410
4.50%, 05/15/10(a)	257,610,000	271,397,280
4.75%, 05/15/14(a)	180,420,000	206,995,871
5.00%, 08/15/11(a)	130,200,000	144,533,722

		2,269,772,418

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $6,674,011,560)		6,892,739,206

Security	Shares	Value

SHORT-TERM INVESTMENTS—63.33%

MONEY MARKET FUNDS—63.33%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.74%(d)(e)	2,864,852,717	2,864,852,717
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	110,074,025	110,074,025
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	2,875,238,501	2,875,238,501

		5,850,165,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,850,165,243)		5,850,165,243

TOTAL INVESTMENTS IN SECURITIES—161.20%
(Cost: $14,969,542,894)		14,890,442,020
Other Assets, Less Liabilities—(61.20)%		(5,653,109,875)

NET ASSETS—100.00%		$9,237,332,145

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	To-be-announced (TBA). See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—87.55%

AEROSPACE & DEFENSE—0.49%
Lockheed Martin Corp.
6.15%, 09/01/36	$290,000	$271,405
United Technologies Corp.
6.05%, 06/01/36	300,000	284,320

		555,725
AGRICULTURE—0.18%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	180,000	127,253
Reynolds American Inc.
7.25%, 06/15/37	120,000	75,678

		202,931
AUTO MANUFACTURERS—0.93%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,400,000	1,057,000

		1,057,000
BANKS—13.82%
BAC Capital Trust XI
6.63%, 05/23/36	600,000	480,606
Bank of America Corp.
4.50%, 08/01/10(a)	1,020,000	1,004,819
4.88%, 01/15/13(a)	600,000	565,130
5.75%, 12/01/17	600,000	559,760
Bank of America N.A.
6.00%, 10/15/36	150,000	129,606
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	200,000	198,708
BB&T Capital Trust II
6.75%, 06/07/36	240,000	152,014
Capital One Financial Corp.
5.70%, 09/15/11	600,000	539,999
Credit Suisse New York
5.00%, 05/15/13	250,000	234,008
Deutsche Bank AG London
4.88%, 05/20/13	200,000	192,174
5.38%, 10/12/12	600,000	591,588
HSBC Holdings PLC
6.50%, 09/15/37	420,000	341,132
KfW
3.25%, 03/15/13	350,000	353,007
4.25%, 06/15/10	300,000	308,241
5.13%, 03/14/16	1,800,000	1,978,992
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	150,000	154,393
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	600,000	666,162
National City Corp.
4.90%, 01/15/15(a)	240,000	201,600

Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,200,000	973,530
US Bank N.A.
4.80%, 04/15/15	1,200,000	1,127,204
Wachovia Bank N.A.
4.88%, 02/01/15	600,000	535,500
Wachovia Capital Trust III
5.80%, 03/15/11	240,000	106,800
Wachovia Corp.
5.30%, 10/15/11	900,000	863,363
5.50%, 05/01/13	250,000	241,605
Wells Fargo & Co.
4.20%, 01/15/10	600,000	596,782
4.38%, 01/31/13	250,000	237,388
4.88%, 01/12/11	2,400,000	2,364,079

		15,698,190
BEVERAGES—0.90%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	240,000	192,530
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	180,000	194,728
Diageo Capital PLC
5.75%, 10/23/17	150,000	136,278
5.88%, 09/30/36	240,000	196,848
Pepsi Bottling Group Inc.
7.00%, 03/01/29	300,000	299,674

		1,020,058
BIOTECHNOLOGY—0.11%
Genentech Inc.
5.25%, 07/15/35	144,000	120,410

		120,410
BUILDING MATERIALS—0.43%
CRH America Inc.
5.30%, 10/15/13	600,000	438,000
6.00%, 09/30/16	75,000	50,250

		488,250
CHEMICALS—0.85%
Dow Chemical Co. (The)
6.00%, 10/01/12	660,000	644,905
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	240,000	222,050
6.00%, 07/15/18	100,000	96,757

		963,712
COMMERCIAL SERVICES—0.38%
McKesson Corp.
5.70%, 03/01/17	180,000	152,350
Western Union Co.
5.40%, 11/17/11	300,000	275,114

		427,464
COMPUTERS—1.33%
International Business Machines Corp.
4.75%, 11/29/12	780,000	772,103
5.70%, 09/14/17	100,000	95,619
7.63%, 10/15/18	600,000	643,725

		1,511,447

COSMETICS & PERSONAL CARE—0.16%
Procter & Gamble Co. (The)
5.55%, 03/05/37	194,000	187,053

		187,053
DIVERSIFIED FINANCIAL SERVICES—19.56%
American Express Co.
6.80%, 09/01/16	240,000	132,000
7.00%, 03/19/18	100,000	87,521
American Express Credit Corp.
5.00%, 12/02/10	840,000	787,729
American General Finance Corp.
5.38%, 10/01/12	630,000	289,800
Associates Corp. of North America
6.95%, 11/01/18	900,000	846,185
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	240,000	235,080
5.70%, 11/15/14	600,000	552,019
Boeing Capital Corp.
6.10%, 03/01/11	420,000	426,261
CIT Group Inc.
5.85%, 09/15/16	720,000	432,000
Citigroup Inc.
4.13%, 02/22/10	900,000	873,180
5.50%, 04/11/13	350,000	319,681
6.00%, 10/31/33	900,000	659,155
Countrywide Financial Corp.
5.80%, 06/07/12	360,000	338,400
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,020,000	870,800
General Electric Capital Corp.
5.00%, 01/08/16	1,800,000	1,640,869
6.75%, 03/15/32	965,000	875,074
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	912,000	759,793
5.25%, 10/15/13	150,000	126,178
5.95%, 01/15/27	600,000	398,057
6.15%, 04/01/18	100,000	82,481
6.35%, 02/15/34	600,000	354,000
6.75%, 10/01/37	900,000	595,125
HSBC Finance Corp.
5.50%, 01/19/16	1,500,000	1,311,800
7.00%, 05/15/12	250,000	232,742
International Lease Finance Corp.
5.63%, 09/20/13	540,000	383,400
John Deere Capital Corp.
7.00%, 03/15/12	620,000	635,715
JPMorgan Chase & Co.
5.75%, 01/02/13	1,620,000	1,569,424
6.00%, 01/15/18	150,000	145,875
JPMorgan Chase Capital XV
5.88%, 03/15/35	960,000	665,998
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	780,000	699,307
6.40%, 08/28/17	1,080,000	992,250
6.88%, 04/25/18	100,000	94,250
Morgan Stanley
4.00%, 01/15/10	600,000	564,000
5.75%, 10/18/16	1,320,000	1,062,600
6.63%, 04/01/18	100,000	82,125
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	912,000	905,820

Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	480,000	375,532
6.50%, 07/15/18	100,000	73,209
Svensk Exportkredit AB
4.50%, 09/27/10	720,000	740,203

		22,215,638
ELECTRIC—6.65%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	300,000	293,547
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	576,000	479,802
Constellation Energy Group Inc.
4.55%, 06/15/15	456,000	358,136
Dominion Resources Inc.
5.15%, 07/15/15	912,000	782,101
Duke Capital LLC
6.25%, 02/15/13	456,000	433,610
Duke Energy Corp.
6.25%, 01/15/12	300,000	305,209
Exelon Corp.
4.90%, 06/15/15	480,000	375,095
Exelon Generation Co. LLC
5.35%, 01/15/14	456,000	366,672
FirstEnergy Corp.
7.38%, 11/15/31	600,000	505,545
FPL Group Capital Inc.
5.63%, 09/01/11	300,000	299,911
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	800,000	633,724
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,092,000	993,076
Progress Energy Inc.
7.10%, 03/01/11	912,000	911,245
Southern California Edison Co.
6.00%, 01/15/34	480,000	449,946
TXU Electric Delivery Co.
7.00%, 09/01/22	300,000	258,239
Virginia Electric and Power Co.
5.40%, 04/30/18	125,000	111,714

		7,557,572
ENVIRONMENTAL CONTROL—0.08%
Waste Management Inc.
7.00%, 07/15/28	120,000	90,868

		90,868
FOOD—1.68%
Kellogg Co. Series B
7.45%, 04/01/31	360,000	379,848
Kraft Foods Inc.
6.00%, 02/11/13	600,000	591,594
6.13%, 02/01/18	150,000	135,501
Kroger Co. (The)
5.50%, 02/01/13	300,000	283,090
Safeway Inc.
5.80%, 08/15/12	200,000	189,873
Unilever Capital Corp.
5.90%, 11/15/32	360,000	323,552

		1,903,458
FOREST PRODUCTS & PAPER—0.22%
International Paper Co.
7.95%, 06/15/18	50,000	39,107

Weyerhaeuser Co.
7.38%, 03/15/32	300,000	209,068

		248,175
HEALTH CARE - PRODUCTS—0.56%
Johnson & Johnson
5.15%, 08/15/12	600,000	642,003

		642,003
HEALTH CARE - SERVICES—1.03%
UnitedHealth Group Inc.
5.80%, 03/15/36	288,000	194,638
6.00%, 02/15/18	100,000	83,083
WellPoint Inc.
5.00%, 01/15/11	960,000	897,949

		1,175,670
HOUSEHOLD PRODUCTS & WARES—0.26%
Fortune Brands Inc.
5.13%, 01/15/11	312,000	292,577

		292,577
INSURANCE—3.60%
Allstate Corp. (The)
5.55%, 05/09/35	600,000	428,795
American International Group Inc.
5.85%, 01/16/18	100,000	60,000
8.18%, 05/15/38(b)	480,000	158,400
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	1,020,000	1,023,105
5.40%, 05/15/18(b)	100,000	92,604
Genworth Financial Inc.
6.15%, 11/15/16	300,000	30,000
ING Capital Funding Trust III
8.44%, 12/31/10	180,000	122,400
Lincoln National Corp.
7.00%, 05/17/16	300,000	150,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	600,000	559,343
MetLife Inc.
5.00%, 06/15/15	1,200,000	1,026,145
Prudential Financial Inc.
5.70%, 12/14/36	300,000	173,357
Travelers Companies Inc. (The)
5.80%, 05/15/18	300,000	268,566

		4,092,715
MACHINERY—1.01%
Caterpillar Inc.
5.70%, 08/15/16	1,200,000	1,152,440

		1,152,440
MANUFACTURING—0.89%
General Electric Co.
5.25%, 12/06/17	1,110,000	1,008,917

		1,008,917
MEDIA—5.11%
AOL Time Warner Inc.
6.88%, 05/01/12	480,000	436,994
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	912,000	908,330

Comcast Corp.
6.45%, 03/15/37	600,000	465,879
6.95%, 08/15/37	100,000	81,980
Cox Communications Inc.
4.63%, 01/15/10	480,000	458,287
News America Inc.
5.30%, 12/15/14	912,000	787,688
6.65%, 11/15/37	100,000	77,088
Time Warner Cable Inc.
6.55%, 05/01/37	540,000	415,690
Time Warner Inc.
7.70%, 05/01/32	675,000	580,615
Viacom Inc.
6.25%, 04/30/16(a)	300,000	246,042
7.88%, 07/30/30	600,000	401,583
Walt Disney Co. (The)
6.38%, 03/01/12	912,000	949,575

		5,809,751
MINING—1.29%
Alcoa Inc.
5.55%, 02/01/17	180,000	131,452
5.95%, 02/01/37	180,000	111,640
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	912,000	842,864
Vale Overseas Ltd.
6.25%, 01/23/17	420,000	374,850

		1,460,806
MULTI-NATIONAL—3.03%
European Investment Bank
2.63%, 05/16/11	250,000	251,745
5.13%, 05/30/17	1,800,000	1,996,938
Inter-American Development Bank
4.38%, 09/20/12	200,000	209,912
5.13%, 09/13/16	900,000	986,769

		3,445,364
OFFICE & BUSINESS EQUIPMENT—0.45%
Xerox Corp.
6.88%, 08/15/11	600,000	511,666

		511,666
OIL & GAS—4.37%
Amerada Hess Corp.
7.13%, 03/15/33	144,000	117,404
Anadarko Petroleum Corp.
5.95%, 09/15/16	600,000	524,674
6.45%, 09/15/36	100,000	76,474
Apache Corp.
5.25%, 04/15/13	300,000	295,582
Canadian Natural Resources Ltd.
6.25%, 03/15/38	180,000	136,351
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,450,000	1,380,442
Devon Energy Corp.
7.95%, 04/15/32	600,000	596,213
EnCana Corp.
6.50%, 02/01/38	360,000	273,225
Enterprise Products Operating LP
5.60%, 10/15/14	660,000	560,436
Nexen Inc.
6.40%, 05/15/37	180,000	130,012

Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	450,750
Transocean Inc.
6.00%, 03/15/18	50,000	44,558
Valero Energy Corp.
6.63%, 06/15/37	50,000	37,837
7.50%, 04/15/32	300,000	243,803
XTO Energy Inc.
6.10%, 04/01/36	120,000	90,504

		4,958,265
OIL & GAS SERVICES—0.14%
Weatherford International Inc.
6.35%, 06/15/17	180,000	155,289

		155,289
PHARMACEUTICALS—3.02%
Abbott Laboratories
5.88%, 05/15/16	300,000	305,754
AmerisourceBergen Corp.
5.88%, 09/15/15	300,000	250,980
AstraZeneca PLC
5.90%, 09/15/17	480,000	474,879
Bristol-Myers Squibb Co.
5.88%, 11/15/36	300,000	268,599
Eli Lilly and Co.
5.55%, 03/15/37	240,000	211,798
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	720,000	684,861
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	300,000	259,167
Wyeth
5.50%, 02/01/14	912,000	881,842
5.95%, 04/01/37	100,000	89,843

		3,427,723
PIPELINES—1.12%
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	122,099
6.50%, 02/01/37	420,000	296,742
6.75%, 03/15/11	180,000	176,692
ONEOK Partners LP
6.65%, 10/01/36	180,000	129,931
Southern Natural Gas Co.
5.90%, 04/01/17(b)	240,000	185,689
TransCanada PipeLines Ltd.
6.20%, 10/15/37	480,000	361,446

		1,272,599
REAL ESTATE—0.28%
ERP Operating LP
5.75%, 06/15/17	480,000	316,800

		316,800
REAL ESTATE INVESTMENT TRUSTS—0.32%
ProLogis
5.63%, 11/15/16	300,000	105,000
Simon Property Group LP
5.10%, 06/15/15	300,000	195,630
6.13%, 05/30/18	100,000	62,489

		363,119

RETAIL—2.93%
Costco Wholesale Corp.
5.50%, 03/15/17	240,000	232,887
CVS Caremark Corp.
6.13%, 08/15/16	180,000	158,882
6.25%, 06/01/27	225,000	173,750
Federated Retail Holdings Inc.
5.90%, 12/01/16	600,000	324,000
Home Depot Inc.
5.40%, 03/01/16	600,000	463,659
McDonald’s Corp.
5.35%, 03/01/18	50,000	47,351
Target Corp.
6.35%, 11/01/32	480,000	353,671
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,200,000	1,227,277
5.25%, 09/01/35(a)	300,000	247,504
6.50%, 08/15/37	100,000	97,344

		3,326,325
SOFTWARE—0.49%
Oracle Corp.
5.25%, 01/15/16	600,000	554,293

		554,293
TELECOMMUNICATIONS—8.54%
AT&T Inc.
4.95%, 01/15/13	200,000	186,992
6.30%, 01/15/38	180,000	144,631
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,450,000	1,467,271
BellSouth Corp.
6.00%, 11/15/34(a)	600,000	455,957
British Telecom PLC
9.13%, 12/15/30	240,000	226,304
Cisco Systems Inc.
5.50%, 02/22/16	312,000	302,811
Deutsche Telekom International Finance AG
8.50%, 06/15/10	780,000	780,591
8.75%, 06/15/30	180,000	169,912
France Telecom SA
8.50%, 03/01/31	600,000	599,348
Qwest Corp.
6.88%, 09/15/33	60,000	36,000
8.88%, 03/15/12	240,000	198,000
Rogers Wireless Inc.
6.38%, 03/01/14	180,000	167,218
SBC Communications Inc.
5.88%, 02/01/12	1,200,000	1,174,275
Telecom Italia Capital SA
4.00%, 01/15/10	1,040,000	915,200
Telefonica Europe BV
7.75%, 09/15/10	200,000	198,519
8.25%, 09/15/30	600,000	564,877
Verizon Communications Inc.
5.55%, 02/15/16	600,000	520,385
6.10%, 04/15/18	100,000	87,286
Verizon Global Funding Corp.
7.25%, 12/01/10	900,000	913,445
Vodafone Group PLC
5.00%, 12/16/13	200,000	177,526
5.75%, 03/15/16	480,000	413,824

		9,700,372

TEXTILES—0.40%
Mohawk Industries Inc.
6.13%, 01/15/16	600,000	455,167

		455,167
TRANSPORTATION—0.94%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	420,000	342,894
CSX Corp.
6.75%, 03/15/11	600,000	585,919
Norfolk Southern Corp.
7.05%, 05/01/37	144,000	133,894

		1,062,707

TOTAL CORPORATE BONDS & NOTES
(Cost: $108,447,761)		99,432,519

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.76%
Brazil (Federative Republic of)
7.13%, 01/20/37	125,000	117,813
8.00%, 01/15/18	480,000	490,800
11.00%, 08/17/15	744,000	870,480
Hydro-Quebec
8.05%, 07/07/24	984,000	1,331,138
Italy (Republic of)
6.00%, 02/22/11	1,500,000	1,608,060
Ontario (Province of)
2.75%, 02/22/11	200,000	199,426
Quebec (Province of)
5.00%, 03/01/16	600,000	639,083
5.13%, 11/14/16	125,000	134,878
7.50%, 09/15/29	600,000	815,548
United Mexican States
6.38%, 01/16/13	912,000	912,000
7.50%, 04/08/33	600,000	564,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $7,745,811)		7,683,226

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.99%

ILLINOIS—0.99%
Illinois State
5.10%, 06/01/33	1,285,000	1,120,276

		1,120,276

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,181,393)		1,120,276

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.10%

MONEY MARKET FUNDS—3.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	2,702,524	2,702,524
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	817,170	817,170

		3,519,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,519,694)		3,519,694

TOTAL INVESTMENTS IN SECURITIES—98.40%
(Cost: $120,894,659)		111,755,715
Other Assets, Less Liabilities—1.60%		1,815,462

NET ASSETS—100.00%		$113,571,177

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—35.82%

AEROSPACE & DEFENSE—0.19%
Lockheed Martin Corp.
6.15%, 09/01/36	$90,000	$84,229
United Technologies Corp.
6.05%, 06/01/36	90,000	85,296

		169,525
AGRICULTURE—0.07%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	54,000	38,176
Reynolds American Inc.
7.25%, 06/15/37	45,000	28,379

		66,555
AUTO MANUFACTURERS—0.30%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	360,000	271,800

		271,800
BANKS—4.88%
BAC Capital Trust XI
6.63%, 05/23/36	180,000	144,182
Bank of America Corp.
4.50%, 08/01/10	711,000	700,418
4.88%, 01/15/13	180,000	169,539
Capital One Financial Corp.
5.70%, 09/15/11	180,000	162,000
Deutsche Bank AG London
6.00%, 09/01/17	180,000	168,830
HSBC Holdings PLC
6.50%, 05/02/36	180,000	146,643
KfW
4.25%, 06/15/10	90,000	92,472
5.13%, 03/14/16	540,000	593,698
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	180,000	199,849
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	360,000	292,059
US Bank N.A.
4.80%, 04/15/15	360,000	338,161
Wachovia Corp.
5.30%, 10/15/11	270,000	259,009
5.75%, 06/15/17	450,000	416,250
Wells Fargo & Co.
4.88%, 01/12/11	711,000	700,359

		4,383,469
BEVERAGES—0.48%
Coca-Cola Co. (The)
5.35%, 11/15/17	225,000	224,097

Coca-Cola Enterprises Inc.
8.50%, 02/01/22	54,000	58,418
Diageo Capital PLC
5.88%, 09/30/36	72,000	59,054
Pepsi Bottling Group Inc.
7.00%, 03/01/29	90,000	89,902

		431,471
BUILDING MATERIALS—0.15%
CRH America Inc.
5.30%, 10/15/13	180,000	131,400

		131,400
CHEMICALS—0.47%
Dow Chemical Co. (The)
6.00%, 10/01/12	360,000	351,767
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	72,000	66,615

		418,382
COMMERCIAL SERVICES—0.14%
McKesson Corp.
5.70%, 03/01/17	54,000	45,705
Western Union Co.
5.40%, 11/17/11	90,000	82,534

		128,239
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	180,000	178,178

		178,178
COSMETICS & PERSONAL CARE—0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	45,000	43,389

		43,389
DIVERSIFIED FINANCIAL SERVICES—7.42%
American Express Co.
6.80%, 09/01/16	72,000	39,600
8.15%, 03/19/38	270,000	242,360
American General Finance Corp.
5.38%, 10/01/12	360,000	165,600
Associates Corp. of North America
6.95%, 11/01/18	270,000	253,856
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	180,000	165,606
CIT Group Inc.
5.40%, 02/13/12	270,000	172,800
Citigroup Inc.
4.13%, 02/22/10	360,000	349,272
6.00%, 10/31/33	180,000	131,831
Countrywide Financial Corp.
5.80%, 06/07/12	90,000	84,600
Credit Suisse (USA) Inc.
5.38%, 03/02/16	198,000	169,038
General Electric Capital Corp.
5.63%, 09/15/17	270,000	245,791
5.88%, 01/14/38	180,000	147,199
6.75%, 03/15/32	252,000	228,517
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	261,000	217,441
6.35%, 02/15/34	180,000	106,200
6.75%, 10/01/37	540,000	357,075

6.88%, 01/15/11	540,000	519,366
HSBC Finance Corp.
5.50%, 01/19/16	450,000	393,540
International Lease Finance Corp.
5.63%, 09/20/13	153,000	108,630
John Deere Capital Corp.
7.00%, 03/15/12	135,000	138,422
JPMorgan Chase & Co.
5.38%, 10/01/12	270,000	265,331
5.75%, 01/02/13	270,000	261,571
JPMorgan Chase Capital XV
5.88%, 03/15/35	405,000	280,968
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	180,000	172,320
6.40%, 08/28/17	270,000	248,062
Morgan Stanley
5.05%, 01/21/11	180,000	162,000
5.75%, 10/18/16	495,000	398,475
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	261,000	259,231
SLM Corp.
5.38%, 05/15/14	180,000	120,600
Toyota Motor Credit Corp.
4.25%, 03/15/10	261,000	265,596

		6,670,898
ELECTRIC—3.07%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,035,000	957,202
Constellation Energy Group Inc.
4.55%, 06/15/15	135,000	106,027
Dominion Resources Inc.
5.15%, 07/15/15	261,000	223,825
Duke Capital LLC
6.25%, 02/15/13	135,000	128,371
Duke Energy Corp.
6.25%, 01/15/12	90,000	91,563
Exelon Corp.
4.90%, 06/15/15	144,000	112,528
Exelon Generation Co. LLC
5.35%, 01/15/14	135,000	108,554
FirstEnergy Corp.
7.38%, 11/15/31	180,000	151,664
FPL Group Capital Inc.
5.63%, 09/01/11	90,000	89,973
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	180,000	142,588
Pacific Gas and Electric Co.
4.80%, 03/01/14	162,000	147,324
Progress Energy Inc.
7.10%, 03/01/11	261,000	260,784
PSEG Power LLC
8.63%, 04/15/31	54,000	47,363
Southern California Edison Co.
6.00%, 01/15/34	126,000	118,111
TXU Electric Delivery Co.
7.00%, 09/01/22	90,000	77,472

		2,763,349
ENVIRONMENTAL CONTROL—0.03%
Waste Management Inc.
7.00%, 07/15/28	36,000	27,260

		27,260

FOOD—0.47%
Kraft Foods Inc.
6.25%, 06/01/12	180,000	179,260
Kroger Co. (The)
5.50%, 02/01/13	90,000	84,927
Unilever Capital Corp.
5.90%, 11/15/32	180,000	161,776

		425,963
FOREST PRODUCTS & PAPER—0.14%
Weyerhaeuser Co.
7.38%, 03/15/32	180,000	125,441

		125,441
GAS—0.04%
ONEOK Inc.
6.00%, 06/15/35	54,000	35,765

		35,765
HEALTH CARE - SERVICES—0.33%
UnitedHealth Group Inc.
5.80%, 03/15/36	45,000	30,412
WellPoint Inc.
5.00%, 01/15/11	288,000	269,385

		299,797
HOUSEHOLD PRODUCTS & WARES—0.34%
Fortune Brands Inc.
5.13%, 01/15/11	90,000	84,397
Kimberly-Clark Corp.
6.13%, 08/01/17	225,000	222,278

		306,675
INSURANCE—0.99%
Allstate Corp. (The)
5.55%, 05/09/35	180,000	128,638
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	180,000	167,705
Genworth Financial Inc.
6.15%, 11/15/16	180,000	18,000
Lincoln National Corp.
7.00%, 05/17/16	90,000	45,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	180,000	167,803
MetLife Inc.
5.00%, 06/15/15	360,000	307,843
Prudential Financial Inc.
5.70%, 12/14/36	90,000	52,007

		886,996
MACHINERY—0.38%
Caterpillar Inc.
5.70%, 08/15/16	360,000	345,732

		345,732
MANUFACTURING—0.39%
General Electric Co.
5.00%, 02/01/13	360,000	354,889

		354,889

MEDIA—1.75%
AOL Time Warner Inc.
6.88%, 05/01/12	144,000	131,098
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	261,000	259,950
Comcast Corp.
6.45%, 03/15/37	180,000	139,764
Cox Communications Inc.
4.63%, 01/15/10	144,000	137,486
News America Inc.
5.30%, 12/15/14	261,000	225,424
Time Warner Cable Inc.
6.55%, 05/01/37	72,000	55,425
Time Warner Inc.
7.70%, 05/01/32	180,000	154,831
Viacom Inc.
6.25%, 04/30/16	90,000	73,812
7.88%, 07/30/30	180,000	120,475
Walt Disney Co. (The)
6.38%, 03/01/12	261,000	271,753

		1,570,018
MINING—0.91%
Alcoa Inc.
5.55%, 02/01/17	54,000	39,436
5.95%, 02/01/37	54,000	33,492
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	261,000	241,214
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	540,000	380,624
Vale Overseas Ltd.
6.25%, 01/23/17	135,000	120,487

		815,253
MULTI-NATIONAL—2.99%
European Investment Bank
2.63%, 05/16/11	1,800,000	1,812,564
4.63%, 05/15/14(a)	540,000	574,943
Inter-American Development Bank
5.13%, 09/13/16	270,000	296,031

		2,683,538
OFFICE & BUSINESS EQUIPMENT—0.17%
Xerox Corp.
6.88%, 08/15/11	180,000	153,500

		153,500
OIL & GAS—1.52%
Amerada Hess Corp.
7.13%, 03/15/33	45,000	36,689
Anadarko Petroleum Corp.
5.95%, 09/15/16	180,000	157,402
Apache Corp.
5.25%, 04/15/13	90,000	88,675
Canadian Natural Resources Ltd.
6.25%, 03/15/38	54,000	40,905
ConocoPhillips Holding Co.
6.95%, 04/15/29	360,000	342,730
Devon Energy Corp.
7.95%, 04/15/32	180,000	178,864
Enterprise Products Operating LP
5.60%, 10/15/14	198,000	168,131

Pemex Project Funding Master Trust
6.63%, 06/15/35	180,000	135,225
Valero Energy Corp.
7.50%, 04/15/32	90,000	73,141
XTO Energy Inc.
6.38%, 06/15/38	180,000	140,278

		1,362,040
PHARMACEUTICALS—2.00%
Abbott Laboratories
5.60%, 05/15/11	225,000	234,497
5.88%, 05/15/16	90,000	91,726
AmerisourceBergen Corp.
5.88%, 09/15/15	90,000	75,294
AstraZeneca PLC
5.40%, 09/15/12	180,000	184,107
Bristol-Myers Squibb Co.
5.88%, 11/15/36	90,000	80,580
Eli Lilly and Co.
5.55%, 03/15/37	72,000	63,540
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	765,000	740,154
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	90,000	77,750
Wyeth
5.50%, 02/01/14	261,000	252,369

		1,800,017
PIPELINES—0.15%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	126,000	89,023
6.75%, 03/15/11	45,000	44,173

		133,196
REAL ESTATE INVESTMENT TRUSTS—0.44%
ProLogis
5.63%, 11/15/16	90,000	31,500
Simon Property Group LP
5.60%, 09/01/11	450,000	360,747

		392,247
RETAIL—1.56%
Costco Wholesale Corp.
5.50%, 03/15/17	72,000	69,866
CVS Caremark Corp.
6.13%, 08/15/16	54,000	47,665
Federated Retail Holdings Inc.
5.90%, 12/01/16	180,000	97,200
Home Depot Inc.
5.40%, 03/01/16	180,000	139,098
5.88%, 12/16/36	225,000	143,849
Target Corp.
7.00%, 01/15/38(a)	270,000	212,125
Wal-Mart Stores Inc.
4.55%, 05/01/13	675,000	690,343

		1,400,146
SOFTWARE—0.18%
Oracle Corp.
5.25%, 01/15/16	180,000	166,288

		166,288

TELECOMMUNICATIONS—3.06%
AT&T Wireless Services Inc.
7.88%, 03/01/11	360,000	364,288
BellSouth Corp.
6.00%, 11/15/34	180,000	136,787
British Telecom PLC
9.13%, 12/15/30	72,000	67,891
Cisco Systems Inc.
5.50%, 02/22/16	90,000	87,349
Deutsche Telekom International Finance AG
8.50%, 06/15/10	225,000	225,171
8.75%, 06/15/30	54,000	50,974
Embarq Corp.
7.08%, 06/01/16	180,000	131,400
France Telecom SA
8.50%, 03/01/31	180,000	179,804
Qwest Corp.
6.88%, 09/15/33	27,000	16,200
8.88%, 03/15/12	72,000	59,400
Rogers Wireless Inc.
6.38%, 03/01/14	54,000	50,165
SBC Communications Inc.
5.88%, 02/01/12	360,000	352,283
Telecom Italia Capital SA
4.00%, 01/15/10	360,000	316,800
Telefonica Europe BV
8.25%, 09/15/30	180,000	169,463
Verizon Communications Inc.
5.55%, 02/15/16	180,000	156,115
Verizon Global Funding Corp.
7.25%, 12/01/10	261,000	264,899
Vodafone Group PLC
5.75%, 03/15/16	144,000	124,147

		2,753,136
TEXTILES—0.15%
Mohawk Industries Inc.
6.13%, 01/15/16	180,000	136,550

		136,550
TRANSPORTATION—0.41%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	180,000	146,954
CSX Corp.
6.75%, 03/15/11	180,000	175,776
Norfolk Southern Corp.
7.05%, 05/01/37	45,000	41,842

		364,572

TOTAL CORPORATE BONDS & NOTES
(Cost: $36,116,030)		32,195,674

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.10%
Brazil (Federative Republic of)
8.00%, 01/15/18	765,000	782,212
Italy (Republic of)
6.00%, 02/22/11	900,000	964,836
Quebec (Province of)
5.00%, 03/01/16	180,000	191,725

7.50%, 09/15/29	180,000	244,665
United Mexican States
6.38%, 01/16/13	261,000	261,000
7.50%, 04/08/33	360,000	338,400

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,871,545)		2,782,838

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.35%

ILLINOIS—0.35%
Illinois State
5.10%, 06/01/33	360,000	313,852

		313,852

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $340,250)		313,852

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—58.99%

U.S. GOVERNMENT AGENCY OBLIGATIONS—18.37%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(a)	900,000	951,676
4.50%, 01/15/15	1,125,000	1,182,027
6.25%, 07/15/32(a)	957,000	1,183,120
Federal National Mortgage Association
5.00%, 04/15/15(a)	1,260,000	1,356,318
7.25%, 01/15/10(a)	11,196,000	11,839,665

		16,512,806
U.S. GOVERNMENT OBLIGATIONS—40.62%
U.S. Treasury Bonds
4.38%, 02/15/38	360,000	416,682
7.63%, 02/15/25	6,309,000	9,478,642
8.13%, 08/15/19(a)	1,350,000	1,891,714
U.S. Treasury Notes
1.25%, 11/30/10	9,495,000	9,540,290
4.63%, 12/31/11	4,206,000	4,627,946
4.63%, 11/15/16(a)	6,066,000	6,864,225
4.75%, 05/15/14(a)	3,222,000	3,696,601

		36,516,100

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $50,147,486)		53,028,906

Security	Shares	Value

SHORT-TERM INVESTMENTS—27.96%

MONEY MARKET FUNDS—27.96%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	712,101	712,101
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	24,421,525	24,421,525

		25,133,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,133,626)		25,133,626

TOTAL INVESTMENTS IN SECURITIES—126.22%
(Cost: $114,608,937)		113,454,896
Other Assets, Less Liabilities—(26.22)%		(23,568,231)

NET ASSETS—100.00%		$89,886,665

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—88.06%

AGRICULTURE—0.65%
Philip Morris International Inc.
5.65%, 05/16/18	$1,750,000	$1,538,069
Reynolds American Inc.
6.75%, 06/15/17	700,000	525,942

		2,064,011
AUTO MANUFACTURERS—0.42%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,750,000	1,321,250

		1,321,250
BANKS—17.10%
American Express Bank FSB
5.55%, 10/17/12	2,625,000	2,335,036
Bank of America Corp.
4.50%, 08/01/10	4,165,000	4,103,009
4.88%, 01/15/13	6,125,000	5,769,034
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,750,000	1,738,698
Capital One Financial Corp.
5.70%, 09/15/11	1,750,000	1,574,996
Deutsche Bank AG London
6.00%, 09/01/17	2,625,000	2,462,104
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	875,000	813,793
KfW
4.25%, 06/15/10	10,500,000	10,788,435
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	3,150,000	3,497,350
National City Corp.
4.90%, 01/15/15(a)	700,000	588,000
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	1,750,000	1,854,213
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,750,000	1,419,732
UBS AG Stamford
5.88%, 12/20/17	1,750,000	1,517,975
US Bank N.A.
4.80%, 04/15/15	3,500,000	3,287,679
Wachovia Bank N.A.
4.88%, 02/01/15	3,500,000	3,123,750
Wachovia Corp.
5.30%, 10/15/11	1,750,000	1,678,760
Wells Fargo & Co.
4.88%, 01/12/11	7,525,000	7,412,377

		53,964,941
BEVERAGES—1.64%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,400,000	1,179,740

Bottling Group LLC
5.50%, 04/01/16	700,000	653,543
Diageo Finance BV
5.30%, 10/28/15	1,750,000	1,588,498
PepsiCo Inc.
4.65%, 02/15/13(a)	1,750,000	1,760,988

		5,182,769
BUILDING MATERIALS—0.40%
CRH America Inc.
5.30%, 10/15/13	875,000	638,750
Masco Corp.
6.13%, 10/03/16	875,000	626,864

		1,265,614
CHEMICALS—1.05%
Dow Chemical Co. (The)
6.00%, 10/01/12	700,000	683,991
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	875,000	871,212
5.00%, 01/15/13	875,000	872,283
Praxair Inc.
5.25%, 11/15/14	875,000	886,895

		3,314,381
COMMERCIAL SERVICES—0.63%
McKesson Corp.
5.70%, 03/01/17	875,000	740,592
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	875,000	608,236
Western Union Co.
5.40%, 11/17/11	700,000	641,932

		1,990,760
COMPUTERS—1.08%
International Business Machines Corp.
4.75%, 11/29/12	1,750,000	1,732,282
7.63%, 10/15/18	1,575,000	1,689,779

		3,422,061
DIVERSIFIED FINANCIAL SERVICES—20.88%
American Express Co.
4.88%, 07/15/13	875,000	741,350
6.80%, 09/01/16	700,000	385,000
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	875,000	857,063
5.70%, 11/15/14	1,750,000	1,610,056
7.25%, 02/01/18	875,000	892,058
Boeing Capital Corp.
6.10%, 03/01/11	1,225,000	1,243,260
CIT Group Inc.
5.85%, 09/15/16	1,925,000	1,155,000
Citigroup Inc.
5.50%, 04/11/13	4,550,000	4,155,851
6.13%, 11/21/17	3,150,000	2,856,048
Countrywide Financial Corp.
5.80%, 06/07/12	1,050,000	987,000
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(a)	875,000	455,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16	2,625,000	2,241,030
General Electric Capital Corp.
5.00%, 01/08/16	5,250,000	4,785,869

Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	3,500,000	2,915,873
6.15%, 04/01/18	4,550,000	3,752,872
Household Finance Corp.
6.38%, 11/27/12	1,750,000	1,578,122
HSBC Finance Corp.
5.50%, 01/19/16	5,250,000	4,591,301
International Lease Finance Corp.
6.38%, 03/25/13(a)	2,450,000	1,764,000
John Deere Capital Corp.
7.00%, 03/15/12	700,000	717,743
JPMorgan Chase & Co.
5.75%, 01/02/13	7,000,000	6,781,461
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	3,500,000	3,137,918
6.88%, 04/25/18	2,275,000	2,144,187
Morgan Stanley
4.75%, 04/01/14	2,800,000	2,002,000
5.75%, 10/18/16	1,225,000	986,125
6.63%, 04/01/18	1,750,000	1,437,187
6.75%, 04/15/11	2,450,000	2,278,500
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	1,750,000	1,738,141
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	2,800,000	2,049,845
SLM Corp.
5.00%, 10/01/13	1,575,000	1,149,750
Svensk Exportkredit AB
4.50%, 09/27/10	2,625,000	2,698,657
Toyota Motor Credit Corp.
4.25%, 03/15/10	1,750,000	1,780,818

		65,869,085
ELECTRIC—5.41%
Constellation Energy Group Inc.
4.55%, 06/15/15	1,750,000	1,374,425
Dominion Resources Inc.
5.15%, 07/15/15	2,100,000	1,800,891
Duke Capital LLC
6.25%, 02/15/13	1,750,000	1,664,073
Duke Energy Corp.
6.25%, 01/15/12	700,000	712,155
Exelon Corp.
4.90%, 06/15/15	1,750,000	1,367,533
Exelon Generation Co. LLC
5.35%, 01/15/14	1,750,000	1,407,182
Florida Power Corp.
5.65%, 06/15/18	1,750,000	1,711,314
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	1,750,000	1,578,750
National Grid PLC
6.30%, 08/01/16	1,750,000	1,633,172
Pacific Gas and Electric Co.
4.80%, 03/01/14	3,500,000	3,182,937
TXU Electric Delivery Co.
6.38%, 01/15/15	700,000	647,071

		17,079,503

ELECTRONICS—0.34%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	1,225,000	1,086,612

1,086,612

FOOD—1.60%
General Mills Inc.
6.00%, 02/15/12	700,000	702,290
Kraft Foods Inc.
6.00%, 02/11/13	2,450,000	2,415,677
Kroger Co. (The)
6.80%, 04/01/11	875,000	873,349
Sara Lee Corp.
6.25%, 09/15/11	525,000	502,571
Unilever Capital Corp.
7.13%, 11/01/10	525,000	558,034

		5,051,921
FOREST PRODUCTS & PAPER—0.24%
Weyerhaeuser Co.
6.75%, 03/15/12	875,000	745,904

		745,904
HEALTH CARE - PRODUCTS—0.42%
Johnson & Johnson
5.15%, 08/15/12	1,225,000	1,310,757

		1,310,757
HEALTH CARE - SERVICES—0.70%
UnitedHealth Group Inc.
4.88%, 03/15/15	700,000	575,060
WellPoint Inc.
5.00%, 01/15/11	1,750,000	1,636,886

		2,211,946
HOLDING COMPANIES - DIVERSIFIED—0.04%
Capmark Financial Group Inc.
6.30%, 05/10/17	420,000	111,300

		111,300
HOUSEHOLD PRODUCTS & WARES—0.52%
Fortune Brands Inc.
5.13%, 01/15/11	1,750,000	1,641,056

		1,641,056
INSURANCE—3.01%
Allstate Corp. (The)
5.00%, 08/15/14	875,000	776,470
American International Group Inc.
5.60%, 10/18/16	2,975,000	1,725,500
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,400,000	1,304,371
Genworth Financial Inc.
6.15%, 11/15/16	1,750,000	175,000
ING Capital Funding Trust III
8.44%, 12/31/10	1,225,000	833,000
Lincoln National Corp.
7.00%, 05/17/16	875,000	437,500
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	1,750,000	1,631,417
MetLife Inc.
5.00%, 06/15/15	1,750,000	1,496,461
Prudential Financial Inc.
5.10%, 12/14/11	1,050,000	842,631
XL Capital Ltd. Series E
6.50%, 04/15/17	875,000	262,500

		9,484,850

LODGING—0.13%
Marriott International Inc. Series J
5.63%, 02/15/13	525,000	400,402

		400,402
MACHINERY—0.80%
Caterpillar Inc.
5.70%, 08/15/16	2,625,000	2,520,962

		2,520,962
MANUFACTURING—0.44%
General Electric Co.
5.00%, 02/01/13	1,400,000	1,380,126

		1,380,126
MEDIA—3.96%
AOL Time Warner Inc.
6.88%, 05/01/12	1,750,000	1,593,209
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	3,500,000	3,485,916
Cox Communications Inc.
4.63%, 01/15/10	1,750,000	1,670,837
News America Inc.
5.30%, 12/15/14	1,750,000	1,511,463
Time Warner Cable Inc.
5.40%, 07/02/12	700,000	637,413
5.85%, 05/01/17	700,000	597,274
Viacom Inc.
6.25%, 04/30/16	875,000	717,621
6.63%, 05/15/11	525,000	447,600
Walt Disney Co. (The)
6.38%, 03/01/12	1,750,000	1,822,101

		12,483,434
MINING—1.71%
Alcoa Inc.
5.55%, 02/01/17	420,000	306,722
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	3,500,000	3,234,676
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17(a)	1,750,000	1,233,505
Vale Overseas Ltd.
6.25%, 01/23/17	700,000	624,750

		5,399,653
MULTI-NATIONAL—4.76%
European Investment Bank
4.63%, 05/15/14(a)	10,500,000	11,179,455
Inter-American Development Bank
5.13%, 09/13/16	3,500,000	3,837,435

		15,016,890
OFFICE & BUSINESS EQUIPMENT—0.47%
Xerox Corp.
6.88%, 08/15/11	1,750,000	1,492,359

		1,492,359
OIL & GAS—3.04%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,750,000	1,530,299
Apache Corp.
5.25%, 04/15/13	700,000	689,692

Conoco Funding Co.
6.35%, 10/15/11	3,500,000	3,602,753
Devon Financing Corp. ULC
6.88%, 09/30/11	875,000	870,291
Enterprise Products Operating LP
5.60%, 10/15/14	2,100,000	1,783,204
Valero Energy Corp.
6.13%, 06/15/17	350,000	302,973
XTO Energy Inc.
6.25%, 04/15/13	875,000	822,912

		9,602,124
OIL & GAS SERVICES—0.29%
Weatherford International Inc.
6.35%, 06/15/17	1,050,000	905,852

		905,852
PHARMACEUTICALS—2.75%
Abbott Laboratories
5.60%, 11/30/17	875,000	871,535
AmerisourceBergen Corp.
5.88%, 09/15/15	420,000	351,373
AstraZeneca PLC
5.40%, 09/15/12	1,750,000	1,789,929
Cardinal Health Inc.
5.80%, 10/15/16	700,000	580,447
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,750,000	1,693,163
Wyeth
5.50%, 02/01/14	3,500,000	3,384,263

		8,670,710
PIPELINES—0.27%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	875,000	858,918

		858,918
REAL ESTATE—0.34%
ERP Operating LP
5.13%, 03/15/16	875,000	597,243
5.75%, 06/15/17	700,000	462,000

		1,059,243
REAL ESTATE INVESTMENT TRUSTS—1.01%
Boston Properties LP
6.25%, 01/15/13	1,225,000	970,718
ProLogis
5.63%, 11/15/16	1,050,000	367,500
Simon Property Group LP
5.25%, 12/01/16	700,000	449,306
5.60%, 09/01/11	1,750,000	1,402,904

		3,190,428
RETAIL—2.08%
Costco Wholesale Corp.
5.30%, 03/15/12	525,000	537,946
CVS Caremark Corp.
6.30%, 06/01/12	875,000	481,250
Federated Retail Holdings Inc.
5.90%, 12/01/16	1,225,000	661,500
Home Depot Inc.
5.40%, 03/01/16	1,750,000	1,352,340

Target Corp.
5.88%, 03/01/12	1,750,000	1,736,689
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,750,000	1,789,779

		6,559,504
SOFTWARE—0.77%
Oracle Corp.
5.25%, 01/15/16	2,625,000	2,425,032

		2,425,032
TELECOMMUNICATIONS—8.00%
AT&T Inc.
5.50%, 02/01/18	1,400,000	1,211,854
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,750,000	1,770,844
British Telecommunications PLC
5.95%, 01/15/18	1,400,000	1,122,472
Cisco Systems Inc.
5.50%, 02/22/16	3,500,000	3,396,916
Deutsche Telekom International Finance AG
8.50%, 06/15/10	1,750,000	1,751,327
Embarq Corp.
7.08%, 06/01/16	1,750,000	1,277,500
France Telecom SA
7.75%, 03/01/11	1,750,000	1,780,851
Qwest Corp.
8.88%, 03/15/12	1,050,000	866,250
Rogers Wireless Inc.
6.38%, 03/01/14	875,000	812,863
SBC Communications Inc.
5.88%, 02/01/12	3,500,000	3,424,970
Telecom Italia Capital SA
4.00%, 01/15/10	1,750,000	1,540,000
Telefonica Europe BV
7.75%, 09/15/10	1,750,000	1,737,037
Verizon Communications Inc.
6.10%, 04/15/18	3,500,000	3,055,009
Vodafone Group PLC
5.75%, 03/15/16	1,750,000	1,508,732

		25,256,625
TEXTILES—0.32%
Mohawk Industries Inc.
6.13%, 01/15/16	1,330,000	1,008,954

		1,008,954
TRANSPORTATION—0.79%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	875,000	789,653
CSX Corp.
6.75%, 03/15/11	1,750,000	1,708,931

		2,498,584

TOTAL CORPORATE BONDS & NOTES
(Cost: $301,740,852)		277,848,521

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—6.49%
Brazil (Federative Republic of)
8.00%, 01/15/18	3,850,000	3,936,625
Italy (Republic of)
4.50%, 01/21/15	8,225,000	8,266,125
Quebec (Province of)
5.00%, 03/01/16	3,500,000	3,727,984
United Mexican States
6.38%, 01/16/13	4,550,000	4,550,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $20,863,085)		20,480,734

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.99%

MONEY MARKET FUNDS—6.99%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	12,449,023	12,449,023
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	9,611,250	9,611,250

		22,060,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,060,273)		22,060,273

TOTAL INVESTMENTS IN SECURITIES—101.54%
(Cost: $344,664,210)		320,389,528
Other Assets, Less Liabilities—(1.54)%		(4,866,882)

NET ASSETS—100.00%		$315,522,646

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—32.14%

AEROSPACE & DEFENSE—0.19%
United Technologies Corp.
5.38%, 12/15/17	$480,000	$467,213

		467,213
AGRICULTURE—0.51%
Philip Morris International Inc.
5.65%, 05/16/18	1,200,000	1,054,676
Reynolds American Inc.
6.75%, 06/15/17	240,000	180,323

		1,234,999
AUTO MANUFACTURERS—0.14%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	456,000	344,280

		344,280
BANKS—6.06%
Bank of America Corp.
4.50%, 08/01/10	1,032,000	1,016,640
4.88%, 01/15/13	1,800,000	1,695,390
5.65%, 05/01/18	720,000	667,800
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	720,000	715,350
Capital One Financial Corp.
5.70%, 09/15/11	456,000	410,399
Deutsche Bank AG London
6.00%, 09/01/17	480,000	450,213
KfW
4.25%, 06/15/10	2,064,000	2,120,698
4.88%, 01/17/17	600,000	651,174
KfW Series G
4.38%, 03/15/18(a)	960,000	1,006,512
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	600,000	666,162
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	480,000	389,412
UBS AG Stamford
5.88%, 12/20/17	720,000	624,538
US Bank N.A.
4.80%, 04/15/15	888,000	834,131
Wachovia Corp.
5.30%, 10/15/11	480,000	460,460
5.75%, 06/15/17	720,000	666,000
Wells Fargo & Co.
4.88%, 01/12/11	2,400,000	2,364,080

		14,738,959
BEVERAGES—0.42%
Coca-Cola Co. (The)
5.35%, 11/15/17	600,000	597,591

Diageo Finance BV
5.30%, 10/28/15	480,000	435,702

		1,033,293
BUILDING MATERIALS—0.14%
CRH America Inc.
5.30%, 10/15/13	264,000	192,720
Masco Corp.
6.13%, 10/03/16	192,000	137,552

		330,272
CHEMICALS—0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	192,000	187,609
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	240,000	238,961

		426,570
COMMERCIAL SERVICES—0.19%
McKesson Corp.
5.70%, 03/01/17	240,000	203,134
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	192,000	133,464
Western Union Co.
5.40%, 11/17/11	144,000	132,055

		468,653
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	480,000	475,140

		475,140
DIVERSIFIED FINANCIAL SERVICES—7.82%
American Express Co.
4.88%, 07/15/13	288,000	244,010
6.80%, 09/01/16	192,000	105,600
7.00%, 03/19/18	600,000	525,125
American General Finance Corp.
5.38%, 10/01/12	1,200,000	552,000
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	888,000	816,988
Boeing Capital Corp.
6.10%, 03/01/11	336,000	341,009
CIT Group Inc.
5.40%, 02/13/12	720,000	460,800
Citigroup Inc.
6.00%, 02/21/12	2,664,000	2,523,299
6.13%, 05/15/18	720,000	655,731
Countrywide Financial Corp.
5.80%, 06/07/12	120,000	112,800
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,200,000	1,024,471
General Electric Capital Corp.
5.00%, 01/08/16	456,000	415,687
5.88%, 02/15/12	1,200,000	1,186,879
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	1,200,000	989,768
HSBC Finance Corp.
5.50%, 01/19/16	1,800,000	1,574,160
John Deere Capital Corp.
7.00%, 03/15/12	384,000	393,733
JPMorgan Chase & Co.
5.75%, 01/02/13	1,800,000	1,743,804

Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,200,000	1,075,857
Morgan Stanley
5.75%, 10/18/16	480,000	386,400
6.00%, 04/28/15	240,000	199,800
6.63%, 04/01/18	720,000	591,300
6.75%, 04/15/11	720,000	669,600
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	456,000	452,910
SLM Corp.
5.38%, 05/15/14	408,000	273,360
Svensk Exportkredit AB
4.50%, 09/27/10	1,200,000	1,233,672
Toyota Motor Credit Corp.
4.25%, 03/15/10	456,000	464,030

		19,012,793
ELECTRIC—2.16%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,440,000	1,331,759
Constellation Energy Group Inc.
4.55%, 06/15/15	432,000	339,287
Dominion Resources Inc.
5.15%, 07/15/15	456,000	391,050
Duke Capital LLC
6.25%, 02/15/13	456,000	433,610
Duke Energy Corp.
6.25%, 01/15/12	168,000	170,917
Exelon Corp.
4.90%, 06/15/15	456,000	356,340
Exelon Generation Co. LLC
5.35%, 01/15/14	456,000	366,672
Pacific Gas and Electric Co.
4.80%, 03/01/14	888,000	807,557
Progress Energy Inc.
7.10%, 03/01/11	888,000	887,265
TXU Electric Delivery Co.
6.38%, 01/15/15	192,000	177,482

		5,261,939
FOOD—0.65%
General Mills Inc.
6.00%, 02/15/12	192,000	192,628
Kraft Foods Inc.
6.13%, 02/01/18	360,000	325,201
6.25%, 06/01/12	480,000	478,027
Kroger Co. (The)
6.80%, 04/01/11	240,000	239,547
Sara Lee Corp.
6.25%, 09/15/11	144,000	137,848
Unilever Capital Corp.
7.13%, 11/01/10	192,000	204,081

		1,577,332
FOREST PRODUCTS & PAPER—0.10%
Weyerhaeuser Co.
6.75%, 03/15/12	288,000	245,509

		245,509
HEALTH CARE - SERVICES—0.25%
UnitedHealth Group Inc.
4.88%, 03/15/15	192,000	157,731

WellPoint Inc.
5.00%, 01/15/11	480,000	448,975

		606,706
HOLDING COMPANIES - DIVERSIFIED—0.01%
Capmark Financial Group Inc.
6.30%, 05/10/17	120,000	31,800

		31,800
HOUSEHOLD PRODUCTS & WARES—0.18%
Fortune Brands Inc.
5.13%, 01/15/11	456,000	427,612

		427,612
INSURANCE—1.07%
Allstate Corp. (The)
5.00%, 08/15/14	240,000	212,975
American International Group Inc.
5.60%, 10/18/16	480,000	278,400
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	840,000	782,623
Genworth Financial Inc.
6.15%, 11/15/16	456,000	45,600
Lincoln National Corp.
7.00%, 05/17/16	264,000	132,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	456,000	425,101
MetLife Inc.
5.00%, 06/15/15	456,000	389,935
Prudential Financial Inc.
5.10%, 09/20/14	480,000	333,304

		2,599,938
MACHINERY—0.27%
Caterpillar Inc.
5.70%, 08/15/16	672,000	645,366

		645,366
MANUFACTURING—0.36%
General Electric Co.
5.00%, 02/01/13	888,000	875,394

		875,394
MEDIA—1.30%
AOL Time Warner Inc.
6.88%, 05/01/12	456,000	415,145
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	888,000	884,427
Cox Communications Inc.
4.63%, 01/15/10	456,000	435,372
News America Inc.
5.30%, 12/15/14	432,000	373,116
Time Warner Cable Inc.
5.85%, 05/01/17	240,000	204,780
Viacom Inc.
6.25%, 04/30/16	240,000	196,833
6.63%, 05/15/11	192,000	163,694
Walt Disney Co. (The)
6.38%, 03/01/12	480,000	499,776

		3,173,143

MINING—0.46%
Alcoa Inc.
5.55%, 02/01/17	120,000	87,635
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	888,000	820,684
Vale Overseas Ltd.
6.25%, 01/11/16	240,000	218,400

		1,126,719
MULTI-NATIONAL—1.57%
European Investment Bank
4.63%, 05/15/14	2,664,000	2,836,387
Inter-American Development Bank
5.13%, 09/13/16	888,000	973,612

		3,809,999
OFFICE & BUSINESS EQUIPMENT—0.16%
Xerox Corp.
6.88%, 08/15/11	456,000	388,866

		388,866
OIL & GAS—1.17%
Anadarko Petroleum Corp.
5.95%, 09/15/16	432,000	377,765
Apache Corp.
5.25%, 04/15/13	240,000	236,466
Conoco Funding Co.
6.35%, 10/15/11	888,000	914,070
Devon Financing Corp. ULC
6.88%, 09/30/11	240,000	238,708
Enterprise Products Operating LP
5.60%, 10/15/14	504,000	427,969
Transocean Inc.
6.00%, 03/15/18	480,000	427,755
XTO Energy Inc.
6.25%, 04/15/13	240,000	225,713

		2,848,446
OIL & GAS SERVICES—0.07%
Weatherford International Inc.
6.35%, 06/15/17	192,000	165,642

		165,642
PHARMACEUTICALS—1.78%
Abbott Laboratories
5.15%, 11/30/12	480,000	498,715
AmerisourceBergen Corp.
5.88%, 09/15/15	96,000	80,314
AstraZeneca PLC
5.40%, 09/15/12	720,000	736,428
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,680,000	1,625,436
Medco Health Solutions Inc.
7.13%, 03/15/18	600,000	523,014
Wyeth
5.50%, 02/01/14	888,000	858,636

		4,322,543
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	240,000	235,589

		235,589

REAL ESTATE—0.07%
ERP Operating LP
5.13%, 03/15/16	240,000	163,815

		163,815
REAL ESTATE INVESTMENT TRUSTS—0.42%
Boston Properties LP
6.25%, 01/15/13	240,000	190,182
ProLogis
5.63%, 11/15/16	192,000	67,200
Simon Property Group LP
5.60%, 09/01/11	960,000	769,593

		1,026,975
RETAIL—1.14%
Costco Wholesale Corp.
5.30%, 03/15/12	144,000	147,551
CVS Caremark Corp.
6.30%, 06/01/12	384,000	211,200
Federated Retail Holdings Inc.
5.90%, 12/01/16	336,000	181,440
Home Depot Inc.
5.40%, 03/01/16	456,000	352,381
McDonald’s Corp.
5.35%, 03/01/18	480,000	454,569
Target Corp.
6.00%, 01/15/18	480,000	406,003
Wal-Mart Stores Inc.
4.55%, 05/01/13	720,000	736,366
Yum! Brands Inc.
6.25%, 03/15/18	360,000	289,608

		2,779,118
SOFTWARE—0.26%
Oracle Corp.
5.25%, 01/15/16	672,000	620,808

		620,808
TELECOMMUNICATIONS—2.46%
AT&T Wireless Services Inc.
7.88%, 03/01/11	456,000	461,431
Cisco Systems Inc.
5.50%, 02/22/16	888,000	861,846
Deutsche Telekom International Finance AG
8.50%, 06/15/10	456,000	456,346
Embarq Corp.
7.08%, 06/01/16	336,000	245,280
France Telecom SA
7.75%, 03/01/11	456,000	464,039
Rogers Wireless Inc.
6.38%, 03/01/14	240,000	222,957
SBC Communications Inc.
5.88%, 02/01/12	888,000	868,964
Telecom Italia Capital SA
4.00%, 01/15/10	888,000	781,440
Telefonica Europe BV
7.75%, 09/15/10	456,000	452,622
Verizon Communications Inc.
5.55%, 02/15/16	888,000	770,169
Vodafone Group PLC
5.75%, 03/15/16	456,000	393,132

		5,978,226

TEXTILES—0.10%
Mohawk Industries Inc.
6.13%, 01/15/16	336,000	254,894

		254,894
TRANSPORTATION—0.18%
CSX Corp.
6.75%, 03/15/11	456,000	445,299

		445,299

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,079,349)		78,143,850

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.16%
Brazil (Federative Republic of)
8.00%, 01/15/18	720,000	736,200
Italy (Republic of)
6.00%, 02/22/11	2,664,000	2,855,915
Ontario (Province of)
2.75%, 02/22/11	1,560,000	1,555,525
Quebec (Province of)
5.00%, 03/01/16	888,000	945,843
United Mexican States
6.38%, 01/16/13	1,608,000	1,608,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $7,699,558)		7,701,483

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—62.95%

U.S. GOVERNMENT AGENCY OBLIGATIONS—25.70%
Federal Home Loan Bank
5.00%, 11/17/17	3,240,000	3,418,012
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11(a)	3,312,000	3,350,973
4.50%, 01/15/13(a)	8,160,000	8,628,531
7.00%, 03/15/10(a)	18,360,000	19,416,484
Federal National Mortgage Association
5.00%, 04/15/15(a)	4,800,000	5,166,926
5.38%, 06/12/17(a)	1,680,000	1,827,523
7.25%, 01/15/10	19,560,000	20,684,516

		62,492,965
U.S. GOVERNMENT OBLIGATIONS—37.25%
U.S. Treasury Notes
2.75%, 07/30/10	18,648,000	19,255,553
4.00%, 08/15/18(a)	6,048,000	6,594,800
4.75%, 05/15/14(a)	19,656,000	22,551,329
4.88%, 07/31/11(a)	18,720,000	20,567,103
4.88%, 08/15/16(a)	18,792,000	21,598,021

		90,566,806

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $146,274,561)		153,059,771

Security	Shares	Value

SHORT-TERM INVESTMENTS—37.79%

MONEY MARKET FUNDS—37.79%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	1,514,016	1,514,016
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	90,369,403	90,369,403

		91,883,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,883,419)		91,883,419

TOTAL INVESTMENTS IN SECURITIES—136.04%
(Cost: $330,936,887)		330,788,523
Other Assets, Less Liabilities—(36.04)%		(87,640,992)

NET ASSETS—100.00%		$243,147,531

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—95.47%

MORTGAGE-BACKED SECURITIES—95.47%
Federal Home Loan Mortgage Corp.
1.72%, 06/15/33	$310,925	$304,214
4.50%, 12/01/23(a)	34,125,000	34,002,363
4.98%, 12/01/33	2,049,478	2,043,626
5.00%, 12/01/23(a)	28,275,000	28,526,824
5.00%, 12/01/38(a)	93,340,000	93,821,284
5.50%, 12/01/23(a)	33,150,000	33,621,352
5.50%, 12/01/38(a)	69,745,000	70,758,482
6.00%, 12/01/38(a)	48,750,000	49,793,555
Federal National Mortgage Association
4.50%, 12/01/23(a)	24,375,000	24,367,383
5.00%, 12/01/23(a)	31,200,000	31,551,000
5.50%, 12/01/23(a)	19,825,000	20,162,645
5.50%, 12/01/38(a)	92,300,000	93,814,297
6.00%, 12/01/38(a)	41,275,000	42,190,789
6.50%, 12/01/38(a)	56,550,000	58,113,961
Government National Mortgage Association
1.72%, 05/16/29	1,533,880	1,512,214
5.00%, 12/01/38(a)	26,975,000	27,164,668
5.50%, 12/01/38(a)	14,625,000	14,878,652
6.00%, 12/01/38(a)	14,625,000	14,933,496

		641,560,805

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $631,116,703)		641,560,805

Security	Shares	Value

SHORT-TERM INVESTMENTS—80.10%

MONEY MARKET FUNDS—80.10%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.74%(b)(c)	409,263,644	409,263,644
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	128,958,834	128,958,834

		538,222,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $538,222,478)		538,222,478

TOTAL INVESTMENTS IN SECURITIES—175.57%
(Cost: $1,169,339,181)	1,179,783,283
Other Assets, Less Liabilities—(75.57)%	(507,813,725)

NET ASSETS—100.00%	$671,969,558

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.82%
U.S. Treasury Notes
3.25%, 01/15/09(a)	$263,835,000	$264,790,083
3.38%, 09/15/09(a)	99,000,000	100,920,602
3.63%, 10/31/09	34,650,000	35,496,153
4.50%, 02/15/09	165,000,000	166,433,855
4.50%, 03/31/09	132,825,000	134,632,748
4.50%, 04/30/09(a)	182,325,000	185,326,077
4.63%, 11/15/09	14,685,000	15,198,388
4.75%, 02/28/09	164,340,000	166,116,517
4.88%, 01/31/09(a)	195,030,000	196,502,470
4.88%, 05/15/09(a)	148,500,000	151,357,146
4.88%, 05/31/09	132,825,000	135,578,459
4.88%, 06/30/09	144,375,000	147,803,895
6.00%, 08/15/09(a)	97,350,000	100,814,678

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,795,924,522)		1,800,971,071

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.26%

MONEY MARKET FUNDS—46.26%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
0.33%(b)(c)(d)	834,911,250	834,911,250
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	8,080,326	8,080,326

		842,991,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $842,991,576)		842,991,576

TOTAL INVESTMENTS IN SECURITIES—145.08%
(Cost: $2,638,916,098)		2,643,962,647
Other Assets, Less Liabilities—(45.08)%		(821,543,915)

NET ASSETS—100.00%		$1,822,418,732

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

November 30, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.20%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13(a)	$129,196,704	$119,628,396
0.88%, 04/15/10(a)	584,749,665	541,899,210
1.38%, 07/15/18(a)	172,944,818	154,055,785
1.63%, 01/15/15(a)	446,958,316	388,992,292
1.63%, 01/15/18(a)	188,850,621	167,132,799
1.75%, 01/15/28(a)	222,124,301	181,724,334
1.88%, 07/15/13(a)	516,987,863	465,449,343
1.88%, 07/15/15(a)	390,338,526	343,009,980
2.00%, 04/15/12(a)	139,265,028	131,605,451
2.00%, 01/15/14(a)	499,610,576	445,902,439
2.00%, 07/15/14(a)	470,752,551	416,616,007
2.00%, 01/15/16(a)	383,484,096	340,161,898
2.00%, 01/15/26(a)	383,484,096	319,910,103
2.38%, 04/15/11(a)	400,551,854	375,080,762
2.38%, 01/15/17(a)	309,226,635	283,764,914
2.38%, 01/15/25(a)	535,718,402	475,450,081
2.38%, 01/15/27(a)	222,344,227	198,233,219
2.50%, 07/15/16(a)	363,825,107	333,751,324
2.63%, 07/15/17(a)	170,893,760	162,082,477
3.00%, 07/15/12(a)	511,336,053	486,249,906
3.38%, 01/15/12(a)	138,992,349	133,475,743
3.38%, 04/15/32(a)	113,569,559	119,976,018
3.50%, 01/15/11(a)	255,462,075	244,484,870
3.63%, 04/15/28(a)	411,181,838	436,239,259
3.88%, 04/15/29(a)	401,154,159	442,461,003
4.25%, 01/15/10(a)	166,873,553	162,311,230

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,789,235,719)		7,869,648,843

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.42%

MONEY MARKET FUNDS—46.42%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	7,033,493	7,033,493
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	3,675,471,973	3,675,471,973

		3,682,505,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,682,505,466)		3,682,505,466

TOTAL INVESTMENTS IN SECURITIES—145.62%
(Cost: $12,471,741,185)		11,552,154,309
Other Assets, Less Liabilities—(45.62)%		(3,619,182,586)

NET ASSETS—100.00%		$7,932,971,723

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—94.79%

AEROSPACE & DEFENSE—2.54%
L-3 Communications Corp.
6.38%, 10/15/15	$27,656,000	$22,954,480

		22,954,480
BEVERAGES—2.41%
Constellation Brands Inc.
7.25%, 05/15/17	25,890,000	21,750,836

		21,750,836
BUILDING MATERIALS—2.15%
Nortek Inc.
10.00%, 12/01/13	27,656,000	19,366,114

		19,366,114
COAL—3.24%
Massey Energy Co.
6.88%, 12/15/13	8,204,000	5,558,210
Peabody Energy Corp.
7.38%, 11/01/16	27,693,000	23,677,515

		29,235,725
COMMERCIAL SERVICES—4.10%
ARAMARK Corp.
8.50%, 02/01/15(a)	27,666,000	22,755,285
Hertz Corp. (The)
8.88%, 01/01/14(a)	27,656,000	14,277,410

		37,032,695
COMPUTERS—2.36%
SunGard Data Systems Inc.
9.13%, 08/15/13	27,656,000	21,260,550

		21,260,550
DIVERSIFIED FINANCIAL SERVICES—1.54%
Ford Motor Credit Co. LLC
7.80%, 06/01/12	27,693,000	11,819,511
Idearc Inc.
8.00%, 11/15/16	25,890,000	2,066,022

		13,885,533
ELECTRIC—11.63%
AES Corp. (The)
8.00%, 10/15/17	27,656,000	19,036,547
Edison Mission Energy
7.00%, 05/15/17	28,788,000	21,878,880
Mirant North America LLC
7.38%, 12/31/13	27,656,000	23,922,440
NRG Energy Inc.
7.38%, 02/01/16	27,656,000	22,505,070

Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(b)	27,656,000	17,630,700

		104,973,637
ELECTRONICS—0.88%
NXP BV/NXP Funding LLC
7.88%, 10/15/14(a)	27,656,000	7,953,866

		7,953,866
ENVIRONMENTAL CONTROL—2.71%
Allied Waste North America Inc.
6.88%, 06/01/17	27,656,000	24,469,697

		24,469,697
FOREST PRODUCTS & PAPER—2.24%
Georgia-Pacific Corp.
7.13%, 01/15/17(b)	27,736,000	20,247,280

		20,247,280
HEALTH CARE - PRODUCTS—2.31%
Biomet Inc.
11.63%, 10/15/17	27,794,000	20,814,158

		20,814,158
HEALTH CARE - SERVICES—9.81%
Community Health Systems Inc.
8.88%, 07/15/15(b)	27,794,000	22,374,170
DaVita Inc.
7.25%, 03/15/15	27,690,000	23,674,950
HCA Inc.
9.25%, 11/15/16	27,693,000	22,535,179
Tenet Healthcare Corp.
9.88%, 07/01/14	27,693,000	20,008,192

		88,592,491
HOME BUILDERS—2.41%
K. Hovnanian Enterprises Inc.
11.50%, 05/01/13	27,569,000	21,774,272

		21,774,272
LODGING—2.18%
Harrah’s Operating Co. Inc.
10.75%, 02/01/16(b)	27,656,000	6,049,750
MGM MIRAGE
7.50%, 06/01/16(a)	23,751,000	11,816,122
13.00%, 11/15/13(b)	2,042,000	1,790,221

		19,656,093
MACHINERY—2.22%
Terex Corp.
8.00%, 11/15/17	27,656,000	20,050,600

		20,050,600
MANUFACTURING—2.16%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14	27,693,000	19,475,268

		19,475,268
MEDIA—9.60%
CCH I LLC
11.00%, 10/01/15(a)	27,656,000	7,052,280
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
7.63%, 05/15/16	27,581,000	23,466,834

EchoStar DBS Corp.
7.13%, 02/01/16	27,656,000	19,566,620
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14	27,690,000	19,484,567
R.H. Donnelley Corp.
8.88%, 10/15/17(a)	25,890,000	4,142,400
Umbrella Acquisition Inc.
9.75%, 03/15/15(a)(b)	27,666,000	4,979,880
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13(b)	27,481,000	7,969,490

		86,662,071
OIL & GAS—5.15%
Chesapeake Energy Corp.
7.25%, 12/15/18	27,656,000	19,117,210
OPTI Canada Inc.
8.25%, 12/15/14(a)	25,681,000	9,437,768
Sabine Pass LNG LP
7.50%, 11/30/16	25,890,000	17,972,903

		46,527,881
PACKAGING & CONTAINERS—3.71%
Crown Americas LLC
7.75%, 11/15/15	27,656,000	24,936,492
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17(a)	27,666,000	8,521,128

		33,457,620
PIPELINES—4.22%
Dynegy Holdings Inc.
7.75%, 06/01/19	27,656,000	18,252,960
El Paso Corp.
7.00%, 06/15/17	27,666,000	19,850,355

		38,103,315
RETAIL—4.53%
Dollar General Corp.
10.63%, 07/15/15(a)	27,794,000	24,806,145
Michaels Stores Inc.
10.00%, 11/01/14(a)	27,656,000	8,365,940
Rite Aid Corp.
9.50%, 06/15/17	27,690,000	7,753,200

		40,925,285
SEMICONDUCTORS—0.94%
Freescale Semiconductor Inc.
8.88%, 12/15/14	27,666,000	8,472,713

		8,472,713
SOFTWARE—1.64%
First Data Corp.
9.88%, 09/24/15	27,656,000	14,795,960

		14,795,960
TELECOMMUNICATIONS—8.11%
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16	27,644,000	22,368,447
Level 3 Financing Inc.
9.25%, 11/01/14	27,656,000	14,450,260
West Corp.
9.50%, 10/15/14	26,800,000	14,539,000
Windstream Corp.
8.63%, 08/01/16	27,736,000	21,857,327

		73,215,034

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,197,101,938)		855,653,174

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.54%

MONEY MARKET FUNDS—9.54%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	13,188,994	13,188,994
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	72,904,736	72,904,736

		86,093,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,093,730)		86,093,730

TOTAL INVESTMENTS IN SECURITIES—104.33%
(Cost: $1,283,195,668)		941,746,904
Other Assets, Less Liabilities—(4.33)%		(39,074,352)

NET ASSETS—100.00%		$902,672,552

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—97.95%

AGRICULTURE—2.68%
Philip Morris International Inc.
4.88%, 05/16/13	$54,277,000	$51,827,438
5.65%, 05/16/18	54,277,000	49,600,643
6.38%, 05/16/38	35,828,000	30,661,925

		132,090,006
BANKS—16.36%
Bank of America Corp.
4.90%, 05/01/13	54,352,000	52,358,613
5.75%, 12/01/17	54,277,000	50,301,861
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	54,611,000	54,542,654
Barclays Bank PLC
5.45%, 09/12/12(a)	54,277,000	54,087,030
Capital One Financial Corp.
6.75%, 09/15/17	53,551,000	46,521,628
Credit Suisse New York
5.00%, 05/15/13	54,611,000	51,155,762
6.00%, 02/15/18	53,551,000	45,889,865
Deutsche Bank AG London
5.38%, 10/12/12	54,277,000	54,149,923
6.00%, 09/01/17(b)	54,611,000	52,541,038
HSBC Holdings PLC
6.50%, 09/15/37	54,611,000	46,685,797
UBS AG Stamford Branch
5.75%, 04/25/18	54,277,000	45,772,741
Wachovia Bank N.A.
6.60%, 01/15/38	53,083,000	46,392,040
Wachovia Corp.
5.50%, 05/01/13	54,611,000	51,921,954
5.75%, 06/15/17	53,230,000	47,641,808
Wells Fargo & Co.
5.25%, 10/23/12	54,611,000	54,189,471
5.63%, 12/11/17(b)	54,017,000	51,496,891

		805,649,076
BEVERAGES—1.23%
PepsiCo Inc.
7.90%, 11/01/18	54,216,000	60,733,522

		60,733,522
COMPUTERS—4.42%
Hewlett-Packard Co.
4.50%, 03/01/13	54,321,000	52,686,729
IBM International Group Capital LLC
5.05%, 10/22/12	54,611,000	54,947,854
International Business Machines Corp.
5.70%, 09/14/17	54,611,000	52,713,473
8.00%, 10/15/38	52,662,000	57,087,714

		217,435,770

DIVERSIFIED FINANCIAL SERVICES—28.27%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	54,611,000	52,100,642
American Express Co.
6.15%, 08/28/17	54,611,000	44,935,411
8.15%, 03/19/38	53,302,000	45,982,836
American Express Credit Corp. Series BE
7.30%, 08/20/13	54,352,000	51,810,772
American General Finance Corp.
6.90%, 12/15/17	53,551,000	22,089,787
CIT Group Inc.
7.63%, 11/30/12	53,230,000	37,517,268
Citigroup Inc.
5.30%, 10/17/12(b)	54,277,000	49,481,172
6.13%, 11/21/17	53,230,000	48,505,396
6.88%, 03/05/38	53,551,000	47,591,042
CME Group Inc.
5.40%, 08/01/13(b)	54,090,000	52,427,324
Countrywide Financial Corp.
5.80%, 06/07/12	54,277,000	50,966,830
General Electric Capital Corp.
5.25%, 10/19/12(b)	54,277,000	52,795,363
5.63%, 05/01/18	54,352,000	50,377,198
5.88%, 01/14/38	54,611,000	43,973,880
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	53,959,000	48,225,883
6.15%, 04/01/18	54,352,000	44,701,836
6.75%, 10/01/37	54,204,000	36,494,293
HSBC Finance Corp.
5.90%, 06/19/12(b)	54,277,000	51,666,114
International Lease Finance Corp.
5.30%, 05/01/12	54,277,000	38,252,495
JPMorgan Chase & Co.
5.38%, 10/01/12	54,611,000	54,348,985
6.00%, 01/15/18	54,277,000	52,681,538
6.40%, 05/15/38	53,302,000	52,526,909
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	54,277,000	51,627,347
6.88%, 04/25/18	54,352,000	51,262,795
7.75%, 05/14/38	53,493,000	46,887,952
Morgan Stanley
5.95%, 12/28/17(b)	54,277,000	44,579,052
6.00%, 04/28/15	54,611,000	44,107,339
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	54,277,000	45,049,910
6.50%, 07/15/18	53,591,000	41,196,474
SLM Corp.
8.45%, 06/15/18	53,274,000	37,791,935

		1,391,955,778
ELECTRIC—1.60%
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	41,705,000	36,325,055
6.13%, 04/01/36	54,611,000	42,572,551

		78,897,606
FOREST PRODUCTS & PAPER—1.77%
International Paper Co.
7.40%, 06/15/14	53,802,000	43,789,878
7.95%, 06/15/18(b)	54,277,000	43,288,621

		87,078,499

HEALTH CARE - PRODUCTS—3.46%
Johnson & Johnson
5.15%, 08/15/12(b)	52,702,000	56,801,716
5.55%, 08/15/17	54,611,000	58,527,254
5.95%, 08/15/37	54,277,000	55,113,137

		170,442,107
HEALTH CARE - SERVICES—3.62%
UnitedHealth Group Inc.
4.88%, 02/15/13	54,277,000	49,622,992
6.00%, 02/15/18	54,611,000	46,437,454
6.88%, 02/15/38	54,277,000	41,679,308
WellPoint Inc.
6.38%, 06/15/37	53,352,000	40,303,258

		178,043,012
INSURANCE—1.11%
Berkshire Hathaway Inc.
5.13%, 09/15/12(b)	54,611,000	54,765,003

		54,765,003
MEDIA—4.70%
Comcast Corp.
6.30%, 11/15/17	54,277,000	48,018,373
6.95%, 08/15/37	54,611,000	45,883,668
Time Warner Cable Inc.
5.40%, 07/02/12	54,277,000	49,756,730
5.85%, 05/01/17	54,277,000	46,289,461
6.55%, 05/01/37	54,611,000	41,502,449

		231,450,681
OIL & GAS—1.65%
Valero Energy Corp.
6.63%, 06/15/37	54,611,000	41,231,305
XTO Energy Inc.
6.50%, 12/15/18	43,198,000	39,925,320

		81,156,625
PHARMACEUTICALS—10.79%
Abbott Laboratories
5.15%, 11/30/12	54,277,000	56,542,129
5.60%, 11/30/17	54,611,000	55,023,026
6.15%, 11/30/37(b)	54,277,000	50,920,158
AstraZeneca PLC
5.40%, 09/15/12(b)	54,611,000	55,336,780
5.90%, 09/15/17	54,277,000	53,462,167
6.45%, 09/15/37	54,277,000	52,293,447
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	54,611,000	54,008,600
5.65%, 05/15/18(b)	54,611,000	53,346,496
6.38%, 05/15/38	54,611,000	50,864,412
Wyeth
5.95%, 04/01/37	54,611,000	49,350,787

		531,148,002
REAL ESTATE INVESTMENT TRUSTS—1.58%
Simon Property Group LP
5.30%, 05/30/13	53,687,000	42,412,730
6.13%, 05/30/18(b)	53,639,000	35,302,776

		77,715,506
RETAIL—6.86%
CVS Caremark Corp.

5.75%, 06/01/17(b)	54,551,000	46,685,011
Federated Retail Holdings Inc.
5.35%, 03/15/12	54,611,000	38,319,195
Home Depot Inc.
5.88%, 12/16/36	54,611,000	35,557,342
Walgreen Co.
4.88%, 08/01/13	53,616,000	53,781,727
Wal-Mart Stores Inc.
4.25%, 04/15/13	54,611,000	54,941,392
5.38%, 04/05/17(b)	54,277,000	55,879,800
6.50%, 08/15/37	54,277,000	52,377,305

		337,541,772
SOFTWARE—2.10%
Fiserv Inc.
6.13%, 11/20/12	54,277,000	49,404,554
Oracle Corp.
4.95%, 04/15/13	54,277,000	53,862,093

		103,266,647
TELECOMMUNICATIONS—4.63%
AT&T Inc.
4.95%, 01/15/13	54,277,000	51,059,256
5.50%, 02/01/18	54,611,000	47,563,178
6.80%, 05/15/36	54,277,000	45,472,547
Telecom Italia Capital SA
7.72%, 06/04/38	54,611,000	41,326,465
Verizon Communications Inc.
6.40%, 02/15/38(b)	54,277,000	42,657,407

		228,078,853
TRANSPORTATION—1.12%
United Parcel Service Inc.
4.50%, 01/15/13	54,277,000	55,169,070

		55,169,070

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,154,258,280)		4,822,617,535

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(a)(c)	19,322,258	19,322,258
BGI Cash Premier Fund LLC
1.90%(a)(c)(d)	28,345,900	28,345,900

		47,668,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,668,158)		47,668,158

TOTAL INVESTMENTS IN SECURITIES—98.92%
(Cost: $5,201,926,438)		4,870,285,693
Other Assets, Less Liabilities—1.08%		52,934,947

NET ASSETS—100.00%		$4,923,220,640

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

November 30, 2008

Security	Principal	Value

SOVEREIGN BONDS & NOTES(a)—84.43%

ARGENTINA—1.53%
Argentina (Republic of)
1.33%, 12/31/38(b)	$3,900,000	$692,250
8.28%, 12/31/33(c)	2,834,997	864,674

		1,556,924
BRAZIL—11.88%
Brazil (Federative Republic of)
7.13%, 01/20/37	4,030,000	3,808,350
8.00%, 01/15/18	4,550,000	4,697,875
10.13%, 05/15/27	1,820,000	2,202,200
11.00%, 08/17/40	1,170,000	1,374,750

		12,083,175
BULGARIA—1.44%
Bulgaria (Republic of)
8.25%, 01/15/15	1,560,000	1,466,400

		1,466,400
CHILE—1.74%
Chile (Republic of)
5.50%, 01/15/13	1,690,000	1,766,286

		1,766,286
COLOMBIA—4.25%
Colombia (Republic of)
7.38%, 01/27/17	4,680,000	4,317,300

		4,317,300
ECUADOR—0.62%
Ecuador (Republic of)
10.00%, 08/15/30(d)	2,210,000	629,850

		629,850
EL SALVADOR—0.58%
El Salvador (Republic of)
7.65%, 06/15/35(d)	1,040,000	592,800

		592,800
GABON—0.77%
Gabon (Republic of)
8.20%, 12/12/17(d)	1,300,000	780,000

		780,000
INDONESIA—4.34%
Indonesia (Republic of)
6.63%, 02/17/37	4,680,000	2,620,800
6.88%, 03/19/17	2,600,000	1,794,000

		4,414,800
IRAQ—1.37%
Iraq (Republic of)
5.80%, 01/15/28(d)	3,250,000	1,397,500

		1,397,500
MALAYSIA—3.41%
Malaysia Government
7.50%, 07/15/11	3,250,000	3,465,326

		3,465,326

MEXICO—6.89%
United Mexican States
5.63%, 01/15/17	4,030,000	3,637,075
6.05%, 01/11/40	1,690,000	1,328,847
6.75%, 09/27/34	2,340,000	2,035,800

		7,001,722
PANAMA—2.26%
Panama (Republic of)
6.70%, 01/26/36	1,690,000	1,318,200
7.25%, 03/15/15	1,040,000	982,800

		2,301,000
PERU—4.18%
Peru (Republic of)
8.38%, 05/03/16	4,160,000	4,253,600

		4,253,600
PHILIPPINES—6.93%
Philippines (Republic of)
6.38%, 01/15/32	4,550,000	3,867,500
8.00%, 01/15/16	3,380,000	3,177,200

		7,044,700
RUSSIA—11.53%
Russian Federation
7.50%, 03/31/30(d)	14,077,700	11,719,685

		11,719,685
SOUTH AFRICA—4.37%
South Africa (Republic of)
7.38%, 04/25/12	4,680,000	4,446,000

		4,446,000
TURKEY—8.68%
Turkey (Republic of)
6.88%, 03/17/36	6,500,000	4,615,000
7.25%, 03/15/15	4,680,000	4,212,000

		8,827,000
UKRAINE—1.19%
Ukraine Government
7.65%, 06/11/13	2,340,000	1,205,100

		1,205,100
URUGUAY—2.27%
Uruguay (Republic of)
7.63%, 03/21/36	3,250,000	2,307,500

		2,307,500
VENEZUELA—4.20%
Venezuela (Republic of)
5.75%, 02/26/16	2,340,000	1,070,550
9.25%, 09/15/27	4,810,000	3,198,650

		4,269,200

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $108,451,701)		85,845,868

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—12.13%

CHINA—3.53%
China Development Bank
5.00%, 10/15/15	3,770,000	3,584,372

		3,584,372

MALAYSIA—3.39%
Petronas Capital Ltd.
7.00%, 05/22/12(d)	3,380,000	3,451,096

		3,451,096
MEXICO—2.15%
Pemex Project Funding Master Trust
5.75%, 03/01/18(d)	650,000	530,595
6.63%, 06/15/35	2,210,000	1,660,373

		2,190,968
NETHERLANDS—1.93%
KazMunaiGaz Finance Sub
8.38%, 07/02/13(d)	1,430,000	1,086,800
9.13%, 07/02/18(d)	1,300,000	871,000

		1,957,800
VENEZUELA—1.13%
Petroleos de Venezuela SA
5.38%, 04/12/27	3,380,000	1,149,200

		1,149,200

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $14,612,531)		12,333,436

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(e)(f)	649,870	649,870

		649,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $649,870)		649,870

TOTAL INVESTMENTS IN SECURITIES—97.20%
(Cost: $123,714,102)		98,829,174
Other Assets, Less Liabilities—2.80%		2,845,853

NET ASSETS—100.00%		$101,675,027

(a)	Investments are denominated in U.S. dollars.
(b)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(c)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

November 30, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.18%

CALIFORNIA—97.18%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	$3,500,000	$3,124,205
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	2,990,000	3,012,395
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	1,894,159
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	2,500,000	2,303,950
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1
5.50%, 04/01/43	1,550,000	1,480,281
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured)
5.00%, 12/01/35	2,135,000	1,882,259
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	284,658
California Infrastructure & Economic Development Bank Revenue, Prerefunded 01/01/28 (AMBAC Insured)
5.00%, 07/01/36	500,000	506,130
California State Department of Water Resources Supply Revenue (MBIA Insured)
5.00%, 12/01/23	1,000,000	990,630
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,519,204
5.50%, 05/01/15	1,000,000	1,049,380
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	500,000	527,555
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,583,850
5.38%, 05/01/22	1,100,000	1,228,447
5.88%, 05/01/16	2,400,000	2,719,680
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured)
5.38%, 05/01/18	5,000,000	5,583,850
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	489,905
California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/21	1,900,000	1,880,354
5.00%, 05/01/22	500,000	488,655
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	1,125,000	1,168,594
5.00%, 01/01/11	2,100,000	2,195,781

California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured)
5.25%, 07/01/14	2,150,000	2,323,634
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	1,000,000	1,039,710
California State Public Works Board Lease Revenue
5.13%, 06/01/29	500,000	435,470
California State Public Works Board Lease Revenue (AMBAC Insured)
5.63%, 03/01/16	1,000,000	1,002,010
California State Public Works Board Lease Revenue, Series A, Prerefunded 11/01/09 (MBIA Insured)
5.75%, 11/01/24	810,000	853,432
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,391,125
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	777,077
5.00%, 11/01/30	535,000	485,946
California State University Revenue, Series A (FSA Insured)
5.00%, 11/01/33	1,385,000	1,229,852
California State, General Obligations Unlimited
5.00%, 03/01/16	900,000	932,841
5.00%, 03/01/17	900,000	915,750
5.00%, 08/01/19	1,000,000	990,880
5.00%, 08/01/22	500,000	474,675
5.00%, 09/01/35	1,750,000	1,477,227
5.00%, 06/01/37	1,000,000	840,390
5.00%, 11/01/37	1,000,000	839,500
5.25%, 03/01/38	310,000	272,313
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	523,166
California State, General Obligations Unlimited, Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,676,101
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	500,000	460,500
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	2,550,000	2,299,131
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (MBIA Insured)
5.00%, 06/01/35	1,400,000	1,304,772
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	481,625
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,250,175
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	499,967
Hayward, California Unified School District, General Obligations Unlimited
5.00%, 08/01/24	1,000,000	977,620
Los Altos, California School District, General Obligations Unlimited, Series B, Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,598,984
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured)
5.00%, 08/01/32	3,300,000	2,989,668

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FSA Insured)
5.00%, 08/01/20	1,000,000	1,014,720
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	980,990
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Insured)
4.50%, 07/01/21	1,000,000	950,960
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	447,108
Los Angeles Department of Water & Power Revenue, Prerefunded 10/15/09 (FGIC Insured)
6.10%, 10/15/39	720,000	758,261
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	1,950,036
5.00%, 07/01/39	650,000	573,378
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (FSA Insured)
5.25%, 07/01/20	1,000,000	1,126,900
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	907,497
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	500,000	471,760
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured)
4.50%, 07/01/25	1,200,000	1,066,848
4.50%, 01/01/28	1,450,000	1,240,011
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,046,640
Los Angeles Unified School District, General Obligations Unlimited, Series C, Prerefunded 07/01/09 (MBIA Insured)
5.25%, 07/01/24	670,000	693,778
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,440,855
5.00%, 09/01/25	500,000	470,725
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	510,385
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation (FSA Insured)
0.00%, 12/01/42	500,000	384,245
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	977,450
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	997,790
Sacramento County Sanitation District Financing Authority, Series A, Prerefunded 12/01/14 (AMBAC Insured)
5.00%, 12/01/35	600,000	679,728
Sacramento Municipal Utility District Electric Revenue, Series R (MBIA Insured)
5.00%, 08/15/33	1,000,000	867,290
Sacramento Municipal Utility District Electric Revenue, Series U (FSA Insured)
5.00%, 08/15/22	1,000,000	976,460
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/38	650,000	562,263

San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	5,200,000	4,415,528
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	801,710
4.75%, 11/01/36	2,100,000	1,724,856
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	500,000	450,625
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	500,000	434,715
San Mateo County, California Transportation District Sales Tax Revenue, Series A (MBIA Insured)
4.75%, 06/01/34	495,000	422,720
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured)
4.50%, 05/15/37	3,000,000	2,359,710
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	4,800,000	3,856,320
University of California, Series O, Prerefunded 09/01/10 (FGIC Insured)
5.13%, 09/01/31	2,535,000	2,711,740
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	466,180
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	509,150

		113,506,795

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $120,952,190)		113,506,795

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.56%

MONEY MARKET FUNDS—1.56%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares
0.68%(a)	1,819,682	1,819,682

		1,819,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,819,682)		1,819,682

TOTAL INVESTMENTS IN SECURITIES—98.74%
(Cost: $122,771,872)		115,326,477
Other Assets, Less Liabilities—1.26%		1,467,698

NET ASSETS—100.00%		$116,794,175

AMBAC	-	American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
MBIA	-	Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

November 30, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.04%

ARIZONA—1.75%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	$1,000,000	$958,160
Arizona School Facilities Board Certificates of Participation, Series A, Prerefunded 03/01/13 (MBIA Insured)
5.25%, 09/01/17	2,500,000	2,770,650
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	10,330,000	9,321,689

		13,050,499
CALIFORNIA—17.39%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,168,836
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	4,000,000	4,029,960
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	2,400,000	2,211,792
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,158,096
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	4,364,756
California Infrastructure & Economic Development Bank Revenue, Prerefunded 01/01/28 (AMBAC Insured)
5.00%, 07/01/36	500,000	506,130
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	654,312
California State Department of Water Resources Supply Revenue, Series A
5.50%, 05/01/10	760,000	791,076
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,112,540
5.50%, 05/01/15	3,000,000	3,148,140
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	9,004,493
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	4,858,400
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/09	1,000,000	1,020,890
5.00%, 01/01/11	5,525,000	5,776,995
5.25%, 01/01/10	3,295,000	3,408,546
5.25%, 07/01/12	1,185,000	1,265,106
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured)
5.25%, 07/01/13	4,000,000	4,299,680
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,500,000	2,243,750
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,380,241
5.00%, 02/01/10	500,000	514,990
5.00%, 02/01/11	2,000,000	2,076,840

5.00%, 03/01/16	1,800,000	1,865,682
5.00%, 04/01/16	600,000	621,774
5.00%, 03/01/17	8,200,000	8,348,582
5.00%, 06/01/17	7,250,000	7,373,540
5.00%, 04/01/18	1,800,000	1,816,344
5.00%, 03/01/19	6,125,000	6,085,249
5.00%, 06/01/37	4,250,000	3,571,657
5.00%, 11/01/37	6,600,000	5,540,700
5.00%, 12/01/37	3,400,000	2,853,858
5.25%, 03/01/38	1,000,000	878,430
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	2,550,000	2,348,550
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,500,000	1,399,890
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	1,961,980
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	2,700,000	2,547,504
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured)
4.50%, 07/01/25	2,900,000	2,578,216
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	7,800,000	6,745,050
Los Angeles Wastewater System Revenue, Series A (MBIA Insured)
5.00%, 06/01/34	4,000,000	3,592,240
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	909,030
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,551,925
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,320,928
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.75%, 11/01/36	2,000,000	1,642,720
Southern California Public Power Authority Revenue, Series A, Prerefunded 07/01/13 (AMBAC Insured)
5.00%, 07/01/33	1,500,000	1,674,105
University of California Revenue, Series M, Prerefunded 09/01/09 (FGIC Insured)
5.13%, 09/01/30	3,600,000	3,749,004

		129,972,527
COLORADO—2.87%
Colorado Department of Transportation Revenue, Series B (FGIC Insured)
5.00%, 12/15/15	7,670,000	8,270,638
Colorado State Higher Education Certificate of Participation
5.25%, 11/01/23	1,000,000	971,950
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	12,182,945

		21,425,533
CONNECTICUT—0.20%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 11/01/24	1,500,000	1,505,760

		1,505,760
DISTRICT OF COLUMBIA—0.34%
District of Columbia Ballpark Revenue, Series B-1 (FGIC Insured)
5.00%, 02/01/31	2,000,000	1,543,360

District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	974,380

		2,517,740
FLORIDA—4.39%
Citizens Property Insurance Corp., Series A (MBIA Insured)
5.00%, 03/01/17	9,830,000	9,556,628
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	6,000,000	6,232,260
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA-IBC Insured)
5.00%, 07/01/12	5,900,000	6,128,389
Miami-Dade County Educational Facilities Authority Revenue, Series A, Prerefunded 04/01/10 (AMBAC Insured)
5.75%, 04/01/29	3,000,000	3,187,680
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,351,175
Seminole County Water & Sewer Revenue
5.00%, 10/01/36	5,950,000	5,394,686

		32,850,818
GEORGIA—2.11%
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,042,270
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/16	5,000,000	5,481,100
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	2,850,000	3,016,554
5.00%, 02/01/13	2,625,000	2,845,552
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured)
5.00%, 07/01/37	2,000,000	1,795,760
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (FSA Insured)
5.00%, 07/01/27	1,625,000	1,558,440

		15,739,676
HAWAII—0.87%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/13	1,500,000	1,625,745
5.00%, 07/01/15	2,200,000	2,402,158
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (MBIA Insured)
5.00%, 07/01/36	2,800,000	2,496,900

		6,524,803
ILLINOIS—7.40%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 12/01/27	5,600,000	5,303,984
Chicago Skyway Toll Bridge, Prerefunded 01/01/11 (AMBAC Insured)
5.50%, 01/01/31	5,500,000	5,933,235
Chicago, Illinois General Obligations Unlimited, Series A (MBIA-FGIC Insured)
5.00%, 01/01/29	900,000	834,291
Chicago, Illinois General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured)
5.50%, 01/01/38	8,255,000	8,898,230
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/23	1,225,000	1,211,525
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured)
5.00%, 01/01/24	2,700,000	2,646,648
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	958,760
Illinois State Toll Highway Authority, Series A-2 (FSA Insured)
5.00%, 01/01/31	5,000,000	5,541,750
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	7,858,323

Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,052,800
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (MBIA-FGIC Insured)
5.00%, 06/15/21	1,115,000	1,105,745

		55,345,291
INDIANA—0.63%
Indiana Finance Authority Highway Revenue, Series A (FGIC Insured)
4.50%, 12/01/23	1,000,000	870,970
4.50%, 12/01/24	4,450,000	3,806,174

		4,677,144
KENTUCKY—0.71%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,306,183

		5,306,183
MARYLAND—2.76%
Maryland State Department of Transportation Revenue
5.00%, 02/15/23	2,500,000	2,536,525
Maryland State, General Obligations Unlimited
5.00%, 02/01/11	5,500,000	5,821,420
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	436,048
5.00%, 08/01/15	2,500,000	2,749,800
Maryland State, General Obligations Unlimited, Series A
5.25%, 03/01/16	400,000	443,800
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,652,640

		20,640,233
MASSACHUSETTS—6.05%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	14,223,630
Massachusetts School Building Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 08/15/17	1,000,000	1,056,140
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	5,000,000	5,298,450
Massachusetts State, General Obligations Limited, Series D (MBIA Insured)
5.50%, 11/01/13	3,330,000	3,677,952
Massachusetts State, General Obligations Limited, Series E
5.50%, 01/01/09	225,000	225,886
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 09/01/28	3,000,000	2,890,350
Massachusetts State, General Obligations Unlimited, Series A (MBIA Insured)
5.50%, 02/01/10	4,000,000	4,171,360
5.50%, 02/01/11	5,390,000	5,733,936
Massachusetts State, General Obligations Unlimited, Series A, Prerefunded 03/01/15 (FSA Insured)
5.00%, 03/01/23	4,000,000	4,445,960
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,190,035
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,223,750
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	1,115,000	1,099,925

		45,237,374
MICHIGAN—0.87%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,465,100
Detroit, Michigan Sewer Disposal System Revenue, Series A, Prerefunded 07/01/13 (FSA Insured)
5.00%, 07/01/32	3,000,000	3,298,740
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	761,740

		6,525,580

MISSOURI—0.97%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Insured)
5.00%, 01/01/34	2,000,000	1,605,940
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	679,787
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	4,948,200

		7,233,927
NEVADA—1.33%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	6,000,000	5,714,040
Clark County School District, General Obligations Limited, Series A (MBIA-FGIC Insured)
5.00%, 06/15/25	1,350,000	1,305,706
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	2,946,690

		9,966,436
NEW JERSEY—3.33%
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/09	1,005,000	1,029,452
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,045,288
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,282,844
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	1,635,000	1,686,715
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	439,524
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	4,945,000	5,236,458
New Jersey Transportation Trust Fund Authority, Series A (FSA Insured)
4.25%, 12/15/22	8,500,000	7,525,985
New Jersey Transportation Trust Fund Authority, Series B (FGIC Insured)
5.25%, 12/15/12	4,300,000	4,628,176

		24,874,442
NEW YORK—15.12%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	1,520,000	1,168,774
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	1,600,000	1,130,176
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,085,403
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,320,962
5.00%, 06/15/38	6,250,000	5,727,937
5.00%, 06/15/39	2,325,000	2,108,728
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,006,920
5.00%, 06/15/22	5,000,000	4,993,050
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
5.00%, 06/15/35	700,000	641,389
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,668,667

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	6,540,696
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
5.50%, 07/15/28	3,255,000	3,159,726
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	4,946,294
5.00%, 11/01/14	4,500,000	4,894,920
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor)
5.25%, 10/01/35	1,780,000	1,281,600
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	3,815,640
New York State Dormitory Authority Revenue, Series A (MBIA-FGIC Insured)
5.50%, 07/01/18	1,405,000	1,472,117
New York State Dormitory Authority Revenue, Series D (MBIA Insured)
5.25%, 10/01/23	1,050,000	1,042,440
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	476,745
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,003,104
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,272,850
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	3,832,920
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	1,884,840
New York State Thruway Authority Revenue
5.50%, 04/01/11	1,160,000	1,233,590
New York State Thruway Authority Revenue, Series A
5.00%, 03/15/10	1,000,000	1,037,750
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	847,207
New York State Thruway Authority Revenue, Series B (FSA Insured)
5.00%, 04/01/14	8,855,000	9,516,734
New York State Thruway Authority Revenue, Series H (FGIC Insured)
5.00%, 01/01/22	1,280,000	1,264,218
New York State Thruway Authority Revenue, Series H (MBIA Insured)
5.00%, 01/01/20	3,400,000	3,436,992
5.00%, 01/01/21	3,400,000	3,404,760
New York State Thruway Authority Revenue, Series H (MBIA-FGIC Insured)
5.00%, 01/01/23	720,000	702,900
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,659,489
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A
5.00%, 01/01/27	710,000	712,627
5.25%, 01/01/09	1,750,000	1,756,878
New York State Urban Development Corp., Correctional Facilities Revenue, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	6,250,000	6,675,938
New York State, General Obligations Unlimited, Series A-1
5.25%, 08/15/23	5,000,000	4,862,800

New York State, General Obligations Unlimited, Series J, Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,127,610
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	5,300,000	4,749,277
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	2,708,640
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/31	2,000,000	1,845,940

		113,019,248
NORTH CAROLINA—5.11%
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	16,724,866
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/10	750,000	781,658
5.00%, 04/01/13	12,000,000	13,051,320
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	7,623,720

		38,181,564
OHIO—2.39%
Cincinnati City School District, General Obligations Unlimited (FGIC Insured)
5.25%, 12/01/25	4,820,000	4,809,251
Columbus Sewer Revenue, Series A
5.00%, 06/01/31	8,400,000	7,965,300
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.75%, 06/15/19	2,000,000	2,174,280
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,470,000	1,485,362
Ohio State, General Obligations Unlimited, Series A (MBIA Insured)
5.00%, 08/01/11	1,365,000	1,452,715

		17,886,908
OREGON—4.23%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/09	1,100,000	1,132,120
5.00%, 09/01/11	10,000,000	10,656,500
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,174,892
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	13,328,249
Portland, Oregon Sewer System Revenue, Series A (MBIA Insured)
5.00%, 06/01/14	1,250,000	1,356,225
Tri-County Metropolitan Transportation District (MBIA Insured)
4.00%, 05/01/14	2,000,000	1,997,440

		31,645,426
PENNSYLVANIA—1.29%
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,662,768
Pennsylvania State, General Obligations Unlimited
5.25%, 02/01/09	3,000,000	3,021,600
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	3,590,125
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured)
5.00%, 09/01/14	1,250,000	1,364,863

		9,639,356
PUERTO RICO—1.32%
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	838,270

Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,035,000	2,670,527
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	6,322,703

		9,831,500
SOUTH CAROLINA—3.11%
Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12
5.50%, 12/01/28	11,775,000	13,195,065
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	1,000,000	966,190
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	6,900,000	6,986,250
South Carolina State Public Services Authority Revenue, Series A (MBIA Insured)
5.00%, 01/01/17	1,500,000	1,594,245
South Carolina State Public Services Authority Revenue, Series D (FSA Insured)
5.00%, 01/01/10	500,000	517,710

		23,259,460
TENNESSEE—0.94%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C
5.00%, 02/01/19	5,275,000	4,094,561
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	2,815,000	2,957,101

		7,051,662
TEXAS—8.17%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	3,799,040
Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	5,000,000	5,034,600
Harris County, Texas Health Facilities Development Corp. Revenue, Series A, Prerefunded 07/01/09 (MBIA Insured)
5.38%, 07/01/29	225,000	232,904
Houston, Texas General Obligations Limited, Series A
5.25%, 03/01/28	1,235,000	1,208,546
North Texas Tollway Authority Revenue, Series A (MBIA Insured)
5.13%, 01/01/28	12,390,000	11,140,840
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	1,000,000	829,490
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/25	2,750,000	2,675,475
5.00%, 02/01/32	5,335,000	4,895,983
Texas State Transportation Commission Revenue
5.00%, 04/01/24	6,250,000	6,177,063
5.00%, 04/01/27	8,950,000	8,667,449
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,174,700
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	4,810,624
5.00%, 04/01/26	2,850,000	2,775,672
5.00%, 04/01/33	5,000,000	4,666,450

		61,088,836
UTAH—0.98%
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,635,000	5,931,345
Utah Transportation Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 06/15/32	1,500,000	1,420,530

		7,351,875
WASHINGTON—0.99%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	2,831,409

Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/27	4,750,000	4,582,563

		7,413,972
WISCONSIN—0.42%
Wisconsin State, General Obligation Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,144,150

		3,144,150

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $773,761,409)		732,907,923

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.89%

MONEY MARKET FUNDS—0.89%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.96%(a)	6,665,143	6,665,143

		6,665,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,665,143)		6,665,143

TOTAL INVESTMENTS IN SECURITIES—98.93%
(Cost: $780,426,552)		739,573,066
Other Assets, Less Liabilities—1.07%		7,978,848

NET ASSETS—100.00%		$747,551,914

AMBAC	-	American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
GTD	-	Guaranteed Bond
IBC	-	Insured Bond Certificates
MBIA	-	Municipal Bond Insurance Association
PSF	-	Permanent School Fund
Q-SBLF	-	Qualified Student Bond Loan Fund

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

November 30, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.16%

NEW YORK—97.16%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/47	$250,000	$191,132
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	450,000	317,862
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	400,000	394,692
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	500,000	418,085
Long Island Power Authority Revenue, Series E (FGIC Insured)
5.00%, 12/01/21	400,000	375,080
Long Island Power Authority Revenue, Series L, Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,079,980
Long Island Power Authority, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	316,779
Long Island Power Authority, Series A, Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,634,310
Metropolitan Transportation Authority, Series A
5.00%, 11/15/31	600,000	518,346
Metropolitan Transportation Authority, Series A, Prerefunded 10/01/15 (FGIC Insured)
4.75%, 04/01/28	430,000	476,354
Metropolitan Transportation Authority, Series A, Prerefunded 11/15/11 (FGIC Insured)
5.00%, 11/15/31	650,000	704,860
Metropolitan Transportation Authority, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,390,272
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	246,388
New York City Municipal Water Finance Authority Revenue, Series C (MBIA Insured)
5.00%, 06/15/25	600,000	578,394
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/39	2,500,000	2,267,450
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	227,422
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	832,157
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/21	250,000	252,852
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	435,742
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,019,140
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	317,029
5.00%, 11/15/35	500,000	421,295

New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor)
5.25%, 10/01/35	100,000	72,000
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	953,910
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	282,243
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	484,623
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,635,000	1,745,085
New York State Dormitory Authority Revenue, Series D (MBIA Insured)
5.25%, 10/01/23	1,200,000	1,191,360
5.50%, 10/01/17	225,000	237,969
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	476,745
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	190,698
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.00%, 06/15/30	750,000	716,640
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	526,077
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A
4.75%, 06/15/31	1,000,000	889,530
New York State Local Government Assistance Corp., Series A-2
5.00%, 04/01/10	700,000	728,700
New York State Thruway Authority, Highway & Bridge Trust Fund, Series B (FSA Insured)
5.00%, 04/01/15	500,000	537,150
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	300,000	292,851
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	729,412
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A
5.25%, 01/01/09	2,075,000	2,083,155
New York State Urban Development Corp., Correctional Facilities Revenue, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	1,500,000	1,602,225
New York State, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	374,588
New York State, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,030,670
New York State, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	387,071
New York State, General Obligations Unlimited, Series J, Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,854,237
New York State, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	186,436
New York State, General Obligations Unlimited, Subseries C-1 (FSA Insured)
5.00%, 10/01/24	250,000	243,578
Port Authority of New York & New Jersey
5.00%, 10/01/27	700,000	675,927
5.00%, 12/01/29	925,000	879,962
Port Authority of New York & New Jersey Revenue
5.00%, 09/01/38	700,000	641,326
Sales Tax Asset Receivable Corp., Series A (AMBAC Insured)
5.00%, 10/15/32	700,000	659,946

Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	415,000	371,877
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	485,490
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	488,205
5.00%, 11/15/31	650,000	599,931

		37,035,238

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $38,892,217)		37,035,238

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.28%

MONEY MARKET FUNDS—1.28%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
0.83%(a)	486,769	486,769

		486,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $486,769)		486,769

TOTAL INVESTMENTS IN SECURITIES—98.44%
(Cost: $39,378,986)		37,522,007
Other Assets, Less Liabilities—1.56%		593,082

NET ASSETS—100.00%		$38,115,089

AMBAC	-	American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FSA	-	Financial Security Assurance Inc.
MBIA	-	Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

November 30, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.07%

CALIFORNIA—16.48%
California State Department of Water Resources Supply Revenue, Series A (MBIA Insured)
5.25%, 05/01/12	$580,000	$613,379
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured)
5.00%, 07/01/10	500,000	519,375
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/11	475,000	495,007
California State, General Obligations Unlimited
6.10%, 10/01/09	450,000	466,465
California State, General Obligations Unlimited (MBIA Insured)
5.50%, 03/01/13	200,000	208,058
6.00%, 10/01/10	125,000	131,814
California State, General Obligations Unlimited, Prerefunded 10/01/10 (XLCA Insured)
5.25%, 10/01/17	325,000	344,909
Southern California Public Power Authority Revenue, Series A, Prerefunded 07/01/13 (AMBAC Insured)
5.00%, 07/01/33	500,000	558,035

		3,337,042
FLORIDA—7.91%
Florida State Department of Environmental Protection & Preservation, Series A (MBIA Insured)
5.75%, 07/01/10	400,000	419,384
Florida State Turnpike Authority (FSA Insured)
5.25%, 07/01/11	215,000	227,743
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	900,000	954,855

		1,601,982
HAWAII—2.54%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/13	475,000	514,819

		514,819
ILLINOIS—2.59%
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (MBIA Insured)
5.25%, 06/15/11	495,000	524,156

		524,156
KENTUCKY—2.03%
Kentucky State Turnpike Authority (AMBAC Insured)
5.50%, 07/01/09	400,000	409,960

		409,960
MARYLAND—2.69%
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	545,060

		545,060
MASSACHUSETTS—4.21%
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/11	400,000	431,640

Massachusetts State, General Obligations Limited, Series C (MBIA Insured)
6.00%, 08/01/09	200,000	206,390
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	200,000	214,714

		852,744
MICHIGAN—0.58%
Detroit, Michigan Water Supply System Revenue, Series A, Prerefunded 07/01/11 (FGIC Insured)
5.25%, 07/01/33	110,000	117,772

		117,772
NEW JERSEY—7.36%
New Jersey Building Authority, Series B
5.00%, 06/15/13	425,000	453,513
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	527,250
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	370,000	403,822
New Jersey Transportation Trust Fund Authority, Series C
5.00%, 06/15/10	100,000	104,900

		1,489,485
NEW YORK—29.49%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	469,967
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	524,785
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	577,148
New York State Dormitory Authority Revenue (City University of New York) (MBIA Insured)
5.25%, 07/01/09	1,000,000	1,022,110
New York State Dormitory Authority Revenue (City University of New York), Prerefunded 07/01/09 (FSA Insured)
5.50%, 07/01/29	500,000	518,235
New York State Local Government Assistance Corp., Series A
5.00%, 04/01/12	500,000	534,675
New York State Power Authority Revenue, Series A, Prerefunded 11/15/12
5.25%, 11/15/18	400,000	444,860
New York State Urban Development Corp., Community Enhancement Facilities Revenue, Prerefunded 04/01/09 (AMBAC Insured)
5.13%, 04/01/18	375,000	384,071
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A
5.25%, 01/01/09	450,000	451,769
New York State, General Obligations Unlimited, Series G
5.00%, 08/01/11	500,000	522,300
New York State, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	500,000	522,300

		5,972,220
OHIO—0.57%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	110,000	116,281

		116,281
OREGON—5.18%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/10	1,000,000	1,049,170

		1,049,170
PENNSYLVANIA—2.09%
Pennsylvania State, General Obligations Unlimited, Series 2 (MBIA Insured)
5.00%, 07/01/13	275,000	298,053

Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A, Prerefunded 11/01/12 (FGIC Insured)
5.00%, 11/01/31	115,000	125,516

		423,569
SOUTH CAROLINA—3.60%
Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12
5.50%, 12/01/28	650,000	728,390

		728,390
TEXAS—10.75%
Harris County, Texas Health Facilities Development Corp. Revenue, Series A, Prerefunded 07/01/09 (MBIA Insured)
5.38%, 07/01/24	100,000	103,513
5.38%, 07/01/29	1,095,000	1,133,466
San Antonio, Texas Electric & Gas Revenue, Prerefunded 02/01/12
5.38%, 02/01/19	500,000	537,255
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	375,000	403,245

		2,177,479

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,803,364)		19,860,129

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.96%(a)	94,364	94,364

		94,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,364)		94,364

TOTAL INVESTMENTS IN SECURITIES—98.54%
(Cost: $19,897,728)		19,954,493
Other Assets, Less Liabilities—1.46%		296,612

NET ASSETS—100.00%		$20,251,105

AMBAC	-	American Municipal Bond Assurance Corp. Financial Group Inc.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance Inc.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Barclays 1-3 Year Credit Bond Fund (formerly iShares Lehman 1-3 Year Credit Bond Fund), iShares Barclays 1-3 Year Treasury Bond Fund (formerly iShares Lehman 1-3 Year Treasury Bond Fund), iShares Barclays 3-7 Year Treasury Bond Fund (formerly iShares Lehman 3-7 Year Treasury Bond Fund), iShares Barclays 7-10 Year Treasury Bond Fund (formerly iShares Lehman 7-10 Year Treasury Bond Fund), iShares Barclays 10-20 Year Treasury Bond Fund (formerly iShares Lehman 10-20 Year Treasury Bond Fund), iShares Barclays 20+ Year Treasury Bond Fund (formerly iShares Lehman 20+ Year Treasury Bond Fund), iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund (formerly iShares Lehman Aggregate Bond Fund), iShares Barclays Credit Bond Fund (formerly iShares Lehman Credit Bond Fund), iShares Barclays Government/Credit Bond Fund (formerly iShares Lehman Government/Credit Bond Fund), iShares Barclays Intermediate Credit Bond Fund (formerly Lehman Intermediate Credit Bond Fund), iShares Barclays Intermediate Government/Credit Bond Fund (formerly iShares Lehman Intermediate Government/Credit Bond Fund), iShares Barclays MBS Bond Fund (formerly iShares Lehman MBS Bond Fund), iShares Barclays Short Treasury Bond Fund (formerly iShares Lehman Short Treasury Bond Fund), iShares Barclays TIPS Bond Fund (formerly iShares Lehman TIPS Bond Fund), iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund and iShares S&P Short Term National Municipal Bond Fund (each, a “Fund,” collectively, the “Funds”). The new Fund names became effective December 8, 2008. The iShares Barclays Agency Bond Fund and iShares S&P Short Term National Municipal Bond Fund both commenced operations on November 5, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of November 30, 2008:

Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit	$20,622,596	$658,516,135	$—	$679,138,731
Barclays 1-3 Year Treasury	11,245,468,523	—	—	11,245,468,523
Barclays 3-7 Year Treasury	1,568,528,474	—	—	1,568,528,474
Barclays 7-10 Year Treasury	4,591,904,855	—	—	4,591,904,855
Barclays 10-20 Year Treasury	229,970,700	—	—	229,970,700
Barclays 20+ Year Treasury	2,687,732,944	—	—	2,687,732,944
Barclays Agency	89,730	20,554,309	—	20,644,039
Barclays Aggregate	8,119,937,661	6,770,504,359	—	14,890,442,020
Barclays Credit	3,519,694	108,236,021	—	111,755,715
Barclays Government/Credit	61,649,726	51,805,170	—	113,454,896
Barclays Intermediate Credit	22,060,273	298,329,255	—	320,389,528
Barclays Intermediate Government/Credit	182,450,225	148,338,298	—	330,788,523
Barclays MBS	538,222,478	641,560,805	—	1,179,783,283
Barclays Short Treasury	2,643,962,647	—	—	2,643,962,647
Barclays TIPS	3,682,505,466	7,869,648,843	—	11,552,154,309
iBoxx $ High Yield Corporate	86,093,730	855,653,174	—	941,746,904
iBoxx $ Investment Grade Corporate	47,688,158	4,822,617,535	—	4,870,285,693
JPMorgan USD Emerging Markets	649,870	98,179,304	—	98,829,174
S&P California Municipal	1,819,682	113,506,795	—	115,326,477
S&P National Municipal	6,665,143	732,907,923	—	739,573,066
S&P New York Municipal	486,769	37,035,238	—	37,522,007
S&P Short Term National Municipal	94,364	19,860,129	—	19,954,493

FEDERAL INCOME TAXES

As of November 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$703,196,738	$2,094,604	$(26,152,611)	$(24,058,007)
Barclays 1-3 Year Treasury	11,016,783,451	229,445,766	(760,694)	228,685,072
Barclays 3-7 Year Treasury	1,516,541,060	52,039,706	(52,292)	51,987,414
Barclays 7-10 Year Treasury	4,368,709,518	223,736,953	(541,616)	223,195,337
Barclays 10-20 Year Treasury	221,577,431	8,411,461	(18,192)	8,393,269

Barclays 20+ Year Treasury	2,539,400,262	148,332,682	—	148,332,682
Barclays Agency	20,217,128	426,911	—	426,911
Barclays Aggregate	14,911,865,484	291,925,970	(313,349,434)	(21,423,464)
Barclays Credit	120,965,803	618,537	(9,828,625)	(9,210,088)
Barclays Government/Credit	114,602,860	3,109,398	(4,257,362)	(1,147,964)
Barclays Intermediate Credit	344,739,337	1,454,083	(25,803,892)	(24,349,809)
Barclays Intermediate Government/Credit	330,967,950	7,329,230	(7,508,657)	(179,427)
Barclays MBS	1,164,236,708	15,581,863	(35,288)	15,546,575
Barclays Short Treasury	2,638,622,498	5,508,642	(168,493)	5,340,149
Barclays TIPS	12,514,268,446	—	(962,114,137)	(962,114,137)
iBoxx $ High Yield Corporate	1,287,603,970	—	(345,857,066)	(345,857,066)
iBoxx $ Investment Grade Corporate	5,201,698,973	37,485,476	(368,898,756)	(331,413,280)
JPMorgan USD Emerging Markets	125,155,573	—	(26,326,399)	(26,326,399)
S&P California Municipal	122,771,251	777,368	(8,222,142)	(7,444,774)
S&P National Municipal	780,431,994	3,985,717	(44,844,645)	(40,858,928)
S&P New York Municipal	39,378,986	222,731	(2,079,710)	(1,856,979)
S&P Short Term National Municipal	19,897,728	64,251	(7,486)	56,765

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

For the nine months ended November 30, 2008, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain
Barclays Bank PLC	$31,900	$22,777	$400	$54,277	$54,087,030	$1,294,659	$2,793

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of November 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund, except for the iShares Barclays 1-3 Year Treasury and iShares Barclays Short Treasury Bond Funds, which were invested in the GMMF. The Premier Fund and the GMMF seek to achieve their investment objectives by investing in a portfolio of high-quality, short-term fixed-income instruments, and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. In addition, the Premier Fund may invest in money market funds (which may be managed by BGFA or its affiliate).

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 1/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 1/23/09

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: 1/23/09